Vanguard Tax-Exempt Bond Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (0.5%)
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/19	300	301
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/21	180	194
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/22 (Prere.)	165	185
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/22 (Prere.)	290	324
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/27	990	1,172
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/28	720	850
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	645	756
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	9/1/32	555	611
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/36	680	813
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	6/1/37	1,250	1,394
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	390	424
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/20 (Prere.)	100	106
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	700	791
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/25	450	532
Alabama Public School & College Authority
Revenue	5.000%	1/1/21	910	960
Alabama Public School & College Authority
Revenue	5.000%	1/1/26	2,975	3,507
Alabama Public School & College Authority
Revenue	5.000%	1/1/27	1,560	1,833
Auburn University Alabama General Fee
Revenue	5.000%	6/1/28	360	441
Auburn University Alabama General Fee
Revenue	4.000%	6/1/41	2,945	3,229
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	170	175
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	145
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	1,460	1,540
Birmingham AL Water Works Board Water
Revenue	4.000%	1/1/36	250	275
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	1,890	2,211
Birmingham-Jefferson AL Civic Center Authority
Special Tax Revenue	5.000%	7/1/48	1,315	1,541
Jefferson County AL Board of Education GO	5.000%	2/1/46	2,165	2,536

Jefferson County AL Revenue	5.000%	9/15/33	500	598
Jefferson County AL Revenue	5.000%	9/15/34	250	298
Jefferson County AL Revenue	5.000%	9/15/35	250	297
				28,039
Alaska (0.0%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27	170	201
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	1,220	1,383
				1,584
Arizona (1.7%)
Arizona Board of Regents COP (Arizona State
University)	5.000%	9/1/23	1,515	1,741
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/22 (Prere.)	390	433
Arizona COP	5.250%	10/1/20 (4)	120	121
Arizona COP	5.000%	10/1/29 (4)	2,945	2,964
Arizona School Facilities Board COP	5.000%	9/1/19	840	843
Arizona School Facilities Board COP	5.000%	9/1/20	100	104
Arizona School Facilities Board COP	5.000%	9/1/21	1,840	1,988
Arizona School Facilities Board COP	5.000%	9/1/23	995	1,148
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/20	3,000	3,107
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	1,000	1,112
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	215	247
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	435	500
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	585	693
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	335	395
Arizona Transportation Board Highway Revenue	5.000%	7/1/21	1,255	1,348
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	570	632
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	280	332
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	1,040	1,117
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	590	655
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	150	161
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	2,900	3,219
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	1,000	1,176
Arizona Transportation Board Highway Revenue	5.000%	7/1/29	995	1,162
Arizona Transportation Board Highway Revenue	5.000%	7/1/31	2,280	2,646
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	2,810	3,253
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	3,260	3,408
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22 (ETM)	720	807
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	525	608
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/24	505	602
Maricopa County AZ Community College District
GO	5.000%	7/1/21	225	242
Maricopa County AZ Community College District
GO	5.000%	7/1/23	100	115
Mesa AZ Utility System Revenue	4.000%	7/1/31	620	702

Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20 (Prere.)	515	533
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/20 (Prere.)	730	757
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/37	1,160	1,397
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	1,210	1,253
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	4.000%	7/1/28	1,900	2,118
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	765	792
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	775	862
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	845	994
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.000%	7/1/29	2,365	2,627
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.750%	7/1/44	160	178
Phoenix AZ GO	4.000%	7/1/21	1,455	1,536
Phoenix AZ GO	4.000%	7/1/22	450	487
Phoenix AZ GO	4.000%	7/1/24	885	1,005
Phoenix AZ GO	4.000%	7/1/25	750	850
Phoenix AZ GO	5.000%	7/1/26	520	646
Phoenix AZ GO	5.000%	7/1/27	8,720	10,776
Phoenix AZ Industrial Development Authority
Lease Revenue (Downtown Phoenix Student
Housing LLC)	5.000%	7/1/42	250	286
Phoenix AZ Industrial Development Authority
Lease Revenue (Rowan University)	5.250%	6/1/34	210	229
Pima County AZ Sewer Revenue	5.000%	7/1/24	220	260
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	125	135
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/32	5,000	5,929
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/19	305	309
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/21	395	417
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/23	605	684
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/24	170	198
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	1,575	1,711
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	285	364
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	235	255
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	720	793
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	6,715	7,387
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	2,225	2,616
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/36	20	23

Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	6,190	7,473
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/41	2,400	2,785
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	1,700	1,967
				98,213
Arkansas (0.0%)
Arkansas GO	5.000%	6/15/21	375	402
Springdale AR Sales and Use Revenue	5.000%	4/1/37 (15)	1,200	1,347
Springdale AR School District No. 50 GO	4.000%	6/1/33	395	419
				2,168
California (15.8%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)(ETM)	235	235
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	15	15
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)(ETM)	240	237
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5	5
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	2,250	2,633
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/35 (14)	315	194
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	2,240	2,614
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	125	148
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	500	582
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	395	430
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	2,060	2,390
1 Allan Hancock Joint Community College
California GO, 5.600% coupon rate effective
8/1/2033	0.000%	8/1/47	380	293
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	220	103
Alvord CA Unified School District GO	0.000%	8/1/43 (4)	400	185
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/33	1,890	2,044
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	1,505	1,626
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/35	1,250	1,349
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	375	403
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/30 (4)	450	347
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/32 (4)	1,500	1,069

Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/36 (4)	1,490	908
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	5/1/39	5,725	6,580
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	200	52
Bay Area Toll Authority California Toll Bridge
Revenue	5.000%	4/1/44	2,615	3,205
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	245	281
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	100	115
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/35	1,000	1,125
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/37	1,000	1,114
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,084
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/54	4,315	4,877
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	1,845	2,105
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/56	365	393
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	2,300	2,724
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	252
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	500	511
Beverly Hills CA Unified School District GO	0.000%	8/1/33	100	71
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.250%	5/1/43	1,000	1,170
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	645	665
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	1,825	1,954
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	100	101
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	225	255
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	135	163
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	325	390
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	210	260
California Educational Facilities Authority
Revenue (Loma Linda University)	5.000%	4/1/42	325	379
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	3,570	5,060

California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,800	2,626
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	1,035	1,516
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/49	4,850	7,207
California GO	5.000%	8/1/19	100	100
California GO	5.000%	9/1/19	135	135
California GO	5.000%	10/1/19	310	312
California GO	5.000%	2/1/20	225	230
California GO	5.000%	2/1/20	110	112
California GO	5.000%	8/1/20	500	520
California GO	5.000%	9/1/20	100	104
California GO	5.000%	9/1/20	100	104
California GO	5.000%	10/1/20	445	466
California GO	5.000%	10/1/20	515	539
California GO	5.000%	10/1/20	1,090	1,141
California GO	5.250%	10/1/20	500	504
California GO	5.000%	8/1/21	235	254
California GO	5.000%	9/1/21	245	265
California GO	5.000%	9/1/21	1,010	1,094
California GO	5.000%	10/1/21	160	174
California GO	5.000%	12/1/21	265	290
California GO	5.000%	2/1/22	175	192
California GO	5.000%	9/1/22	500	561
California GO	5.000%	9/1/22	200	224
California GO	5.000%	10/1/22	110	124
California GO	5.250%	10/1/22	135	153
California GO	5.000%	11/1/22	2,000	2,256
California GO	5.000%	12/1/22	175	198
California GO	5.000%	2/1/23	250	275
California GO	5.000%	9/1/23	905	1,049
California GO	5.000%	9/1/23	200	225
California GO	5.250%	9/1/23	100	109
California GO	5.000%	10/1/23	355	413
California GO	5.000%	11/1/23	160	186
California GO	5.000%	12/1/23	295	345
California GO	5.000%	12/1/23	375	438
California GO	5.000%	3/1/24	550	648
California GO	5.000%	5/1/24	300	355
California GO	5.000%	8/1/24	250	298
California GO	5.000%	8/1/24	725	865
California GO	5.000%	8/1/24	5,165	6,161
California GO	5.000%	8/1/24	2,000	2,386
California GO	5.000%	9/1/24	1,010	1,208
California GO	5.250%	9/1/24	25	27
California GO	5.000%	10/1/24	100	120
California GO	5.000%	10/1/24	7,175	8,599
California GO	5.000%	12/1/24	1,250	1,461
California GO	5.000%	3/1/25	4,045	4,896
California GO	5.000%	4/1/25	3,800	4,610
California GO	5.000%	8/1/25	630	771
California GO	5.000%	8/1/25	3,325	4,069
California GO	5.000%	8/1/25	1,150	1,407
California GO	5.000%	9/1/25	895	1,097
California GO	5.000%	10/1/25	735	880
California GO	5.000%	10/1/25	590	706

California GO	5.000%	11/1/25	250	308
California GO	5.000%	3/1/26	2,940	3,548
California GO	5.000%	3/1/26	840	1,014
California GO	5.000%	4/1/26	2,000	2,482
California GO	5.000%	8/1/26	1,765	2,163
California GO	5.000%	8/1/26	800	962
California GO	5.000%	8/1/26	800	1,000
California GO	5.000%	8/1/26	100	125
California GO	5.000%	8/1/26	1,150	1,438
California GO	5.000%	9/1/26	1,000	1,253
California GO	5.000%	9/1/26	275	336
California GO	5.000%	10/1/26	120	143
California GO	5.000%	2/1/27 (2)	120	151
California GO	5.000%	3/1/27	1,465	1,762
California GO	5.000%	4/1/27	2,000	2,531
California GO	5.000%	8/1/27	3,000	3,739
California GO	5.000%	8/1/27	175	218
California GO	5.000%	8/1/27	100	122
California GO	5.000%	8/1/27	9,325	11,884
California GO	4.000%	9/1/27	100	108
California GO	5.000%	9/1/27	325	376
California GO	5.000%	9/1/27	2,955	3,690
California GO	5.000%	9/1/27	1,175	1,467
California GO	5.000%	10/1/27	100	114
California GO	5.000%	10/1/27	170	203
California GO	5.000%	11/1/27	1,830	2,345
California GO	5.000%	11/1/27	500	581
California GO	5.000%	3/1/28	500	600
California GO	5.000%	4/1/28	8,600	11,101
California GO	5.000%	8/1/28	330	400
California GO	5.000%	8/1/28	425	540
California GO	5.000%	8/1/28	5,225	6,644
California GO	5.000%	8/1/28	1,000	1,242
California GO	5.000%	8/1/28	2,020	2,510
California GO	4.000%	9/1/28	125	134
California GO	4.000%	9/1/28	200	233
California GO	5.000%	9/1/28	325	394
California GO	5.000%	9/1/28	805	930
California GO	5.000%	9/1/28	1,450	1,805
California GO	5.000%	10/1/28	930	1,110
California GO	5.000%	8/1/29	125	155
California GO	5.000%	8/1/29	190	240
California GO	5.000%	8/1/29	555	670
California GO	3.000%	9/1/29	105	112
California GO	5.000%	9/1/29	550	681
California GO	5.000%	10/1/29	250	297
California GO	5.000%	10/1/29	140	141
California GO	5.250%	10/1/29	110	111
California GO	5.250%	10/1/29	2,645	2,877
California GO	5.000%	12/1/29	100	116
California GO	5.000%	3/1/30	160	191
California GO	5.000%	8/1/30	50	59
California GO	5.000%	8/1/30	1,000	1,202
California GO	5.000%	8/1/30	6,840	8,601
California GO	5.000%	8/1/30	1,600	2,012
California GO	5.000%	8/1/30	4,200	5,399
California GO	5.000%	9/1/30	1,460	1,576

California GO	5.000%	9/1/30	2,200	2,709
California GO	5.000%	9/1/30	1,215	1,496
California GO	5.000%	9/1/30	200	241
California GO	5.000%	10/1/30	340	403
California GO	5.000%	11/1/30	720	833
California GO	5.000%	12/1/30	950	1,101
California GO	5.000%	2/1/31	50	57
California GO	5.000%	4/1/31	1,475	1,986
California GO	5.000%	5/1/31	2,220	2,602
California GO	4.000%	8/1/31	1,000	1,138
California GO	5.000%	8/1/31	965	1,139
California GO	5.000%	8/1/31	4,815	5,694
California GO	3.250%	9/1/31	115	122
California GO	4.000%	9/1/31	120	137
California GO	5.000%	9/1/31	510	587
California GO	5.000%	9/1/31	200	216
California GO	5.000%	9/1/31	2,200	2,695
California GO	5.000%	10/1/31	340	403
California GO	5.000%	11/1/31	145	168
California GO	5.000%	11/1/31	500	628
California GO	5.000%	11/1/31	400	503
California GO	5.000%	2/1/32	180	203
California GO	5.000%	5/1/32	50	59
California GO	5.000%	8/1/32	250	295
California GO	5.000%	8/1/32	2,340	2,758
California GO	5.250%	8/1/32 (4)	1,080	1,451
California GO	5.000%	9/1/32	685	837
California GO	5.000%	9/1/32	2,200	2,633
California GO	4.625%	10/1/32	385	412
California GO	5.250%	10/1/32	255	277
California GO	5.000%	11/1/32	1,475	1,705
California GO	5.000%	11/1/32	1,285	1,609
California GO	5.000%	2/1/33	510	575
California GO	5.000%	4/1/33	2,000	2,572
California GO	5.000%	4/1/33	1,500	1,750
California GO	5.000%	8/1/33	375	442
California GO	5.000%	8/1/33	325	386
California GO	5.000%	8/1/33	1,300	1,530
California GO	5.000%	8/1/33	2,285	2,838
California GO	3.000%	9/1/33	1,170	1,213
California GO	3.375%	9/1/33	210	222
California GO	4.000%	9/1/33	575	651
California GO	4.000%	9/1/33	500	565
California GO	5.000%	9/1/33	1,000	1,218
California GO	5.000%	10/1/33	2,430	2,871
California GO	4.000%	8/1/34	275	302
California GO	5.000%	8/1/34	1,730	2,050
California GO	4.000%	9/1/34	250	281
California GO	4.000%	9/1/34	355	400
California GO	5.000%	9/1/34	3,000	3,642
California GO	5.000%	9/1/34	775	920
California GO	5.000%	9/1/34	1,225	1,487
California GO	5.500%	11/1/34	145	147
California GO	5.500%	11/1/34	100	101
California GO	6.250%	11/1/34	1,500	1,520
California GO	4.250%	4/1/35	300	317
California GO	5.000%	4/1/35	4,135	4,813

California GO	5.250%	4/1/35	300	333
California GO	5.000%	8/1/35	725	852
California GO	5.000%	8/1/35	965	1,166
California GO	4.000%	9/1/35	2,250	2,517
California GO	5.000%	9/1/35	2,000	2,420
California GO	5.000%	9/1/35	1,615	1,954
California GO	5.000%	10/1/35	1,250	1,498
California GO	4.000%	11/1/35	4,405	5,004
California GO	5.000%	11/1/35	1,155	1,430
California GO	5.375%	11/1/35	50	53
California GO	3.750%	12/1/35	450	475
California GO	5.000%	8/1/36	2,900	3,618
California GO	4.000%	9/1/36	250	278
California GO	4.000%	9/1/36	2,000	2,224
California GO	5.000%	9/1/36	145	161
California GO	5.000%	9/1/36	500	604
California GO	5.000%	4/1/37	500	564
California GO	5.000%	4/1/37	14,555	16,871
California GO	5.000%	8/1/37	5,595	6,724
California GO	4.000%	9/1/37	250	277
California GO	4.000%	9/1/37	365	383
California GO	5.000%	10/1/37	110	129
California GO	5.000%	2/1/38	755	842
California GO	5.000%	2/1/38	1,605	1,749
California GO	5.000%	4/1/38	5,480	6,885
California GO	5.000%	10/1/39	5,485	6,512
California GO	5.000%	10/1/39	2,005	2,344
California GO	5.500%	11/1/39	400	404
California GO	6.000%	11/1/39	425	430
California GO	5.000%	9/1/41	1,025	1,104
California GO	5.000%	10/1/41	3,725	4,022
California GO	4.375%	4/1/42	100	105
California GO	5.000%	4/1/42	400	437
California GO	5.000%	9/1/42	3,355	3,713
California GO	5.000%	2/1/43	535	594
California GO	5.000%	4/1/43	2,285	2,548
California GO	4.875%	11/1/43	265	293
California GO	5.000%	11/1/43	1,800	2,038
California GO	4.500%	12/1/43	405	441
California GO	5.000%	3/1/45	3,600	4,150
California GO	3.250%	4/1/45	5,000	5,165
California GO	5.000%	8/1/45	1,055	1,227
California GO	5.000%	9/1/45	2,550	3,032
California GO	5.000%	8/1/46	2,605	3,089
California GO	3.000%	9/1/46	160	160
California GO	5.000%	10/1/47	6,885	8,098
California GO	5.000%	11/1/47	1,000	1,204
California GO	5.000%	4/1/49	3,440	4,223
California GO PUT	3.000%	12/1/19	125	125
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/41	2,950	3,516
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/43	5,055	6,176
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program)	5.000%	6/1/42	280	332

California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program)	5.000%	6/1/43	1,500	1,806
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program)	4.000%	6/1/47	1,185	1,288
California Municipal Finance Authority Revenue
(Pomona College)	5.000%	1/1/48	3,575	4,322
California Public Works Board Lease Revenue	5.000%	5/1/24	545	644
California Public Works Board Lease Revenue	5.000%	10/1/26	200	250
California Public Works Board Lease Revenue	5.000%	10/1/27	1,790	2,285
California Public Works Board Lease Revenue	5.000%	10/1/28	1,500	1,906
California Public Works Board Lease Revenue	5.000%	10/1/29	500	632
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	104
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/21	465	504
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/26	100	119
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	160	171
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/29	240	283
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	245	284
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	650	752
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	640	735
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/26	365	418
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	274
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	224
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/19 (Prere.)	200	202
California Public Works Board Lease Revenue
(Various Capital Projects)	6.000%	11/1/19 (Prere.)	100	101
California Public Works Board Lease Revenue
(Various Capital Projects)	6.125%	11/1/19 (Prere.)	100	101
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	350	359
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	1,000	1,030
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	1,850	1,971
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	755	807
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	349
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/29	125	137
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	150	173
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	35	38

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	405	443
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	255	284
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	345	391
California State University Systemwide Revenue	5.000%	11/1/29	255	304
California State University Systemwide Revenue	5.000%	11/1/30	100	123
California State University Systemwide Revenue	4.000%	11/1/31	1,130	1,210
California State University Systemwide Revenue	5.000%	11/1/31	510	619
California State University Systemwide Revenue	5.000%	11/1/31	150	177
California State University Systemwide Revenue	5.000%	11/1/32	50	61
California State University Systemwide Revenue	4.000%	11/1/34	125	141
California State University Systemwide Revenue	5.000%	11/1/34	650	760
California State University Systemwide Revenue	4.000%	11/1/35	2,095	2,353
California State University Systemwide Revenue	5.000%	11/1/35	375	461
California State University Systemwide Revenue	5.000%	11/1/36	1,025	1,253
California State University Systemwide Revenue	4.000%	11/1/37	375	416
California State University Systemwide Revenue	5.000%	11/1/37	180	213
California State University Systemwide Revenue	5.000%	11/1/37	1,890	2,052
California State University Systemwide Revenue	5.000%	11/1/37	110	134
California State University Systemwide Revenue	5.000%	11/1/37	1,590	1,775
California State University Systemwide Revenue	4.000%	11/1/38	2,360	2,606
California State University Systemwide Revenue	5.000%	11/1/38	1,285	1,518
California State University Systemwide Revenue	5.000%	11/1/39	380	438
California State University Systemwide Revenue	5.000%	11/1/42	100	120
California State University Systemwide Revenue	5.000%	11/1/43	2,060	2,412
California State University Systemwide Revenue	5.000%	11/1/43	325	400
California State University Systemwide Revenue	5.000%	11/1/45	7,530	8,812
California State University Systemwide Revenue	5.000%	11/1/47	115	137
California State University Systemwide Revenue	5.000%	11/1/48	2,500	3,052
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/40	100	115
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase IV)	5.000%	5/15/42	105	123
Centinela Valley CA Union High School District
GO	4.000%	8/1/50 (4)	300	322
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	1,000	1,088
Clovis CA Unified School District GO	4.000%	8/1/40	150	162
Coast CA Community College District GO	4.000%	8/1/38	125	133
Coast CA Community College District GO	5.000%	8/1/38	3,025	3,417
Colton CA Joint Unified School District GO	0.000%	8/1/42 (4)	990	475
Contra Costa CA Community College District
GO	5.000%	8/1/38	180	203
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	675	347
Corona-Norco CA Unified School District GO	4.000%	8/1/43	3,750	4,148
Cypress CA Elementary School District GO	0.000%	8/1/40	250	121
Desert Sands CA Unified School District GO	4.000%	8/1/44	4,900	5,349
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/22	300	334
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	90	110

East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/37	150	179
East Bay CA Municipal Utility District Water
System Revenue	4.000%	6/1/45	120	129
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/47	4,560	5,459
El Camino CA Community College District GO	0.000%	8/1/33	190	137
El Camino CA Community College District GO	0.000%	8/1/38	500	288
Foothill-De Anza CA Community College District
GO	0.000%	8/1/32 (14)	1,560	1,162
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/1/26 (ETM)	200	183
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	250	289
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/49	2,595	3,044
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	1,500	1,757
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	3.500%	1/15/20	1,000	1,013
Fremont CA Union High School District GO	4.000%	8/1/40	725	781
Fremont CA Union High School District GO	5.000%	8/1/44	1,275	1,539
Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/31 (4)	420	509
Fresno CA Unified School District GO	4.000%	8/1/41	500	543
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	520	546
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/21	3,750	4,017
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	500	549
Hayward CA Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,638
Hayward CA Unified School District GO	5.000%	8/1/44 (15)	4,000	4,827
Hayward CA Unified School District GO	4.000%	8/1/48 (15)	5,885	6,401
Long Beach CA Community College District GO	5.000%	8/1/22 (Prere.)	100	112
Long Beach CA Community College District GO	4.000%	8/1/42	500	525
Long Beach CA Unified School District GO	0.000%	8/1/32	100	66
Long Beach CA Unified School District GO	4.000%	8/1/45	350	380
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	1,000	1,000
Los Angeles CA Community College District GO	5.000%	8/1/25	170	204
Los Angeles CA Community College District GO	5.000%	8/1/26	175	209
Los Angeles CA Community College District GO	5.000%	8/1/28	570	678
Los Angeles CA Community College District GO	5.000%	8/1/29	370	439
Los Angeles CA Community College District GO	5.000%	8/1/30	285	337
Los Angeles CA Community College District GO	5.000%	8/1/31	670	791
Los Angeles CA Community College District GO	4.000%	8/1/32	100	111
Los Angeles CA Community College District GO	5.000%	8/1/36	100	120
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,113
Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,232
Los Angeles CA Community College District GO	4.000%	8/1/39	325	352
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	176
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	3,065	3,156
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/20	370	384

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	230	261
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	100	119
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	140	158
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	245	282
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	130	151
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	2,500	2,943
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	300	351
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,350	1,500
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	1,375	1,734
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,000	3,752
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	500	556
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	6,298
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,575	1,747
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	1,535	1,791
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	1,300	1,518
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	265	313
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	240	253
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	155	184
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	7,200	8,703
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	1,010	1,190
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	1,170	1,400
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,515	1,677
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	2,700	3,313
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	180	199
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,725	1,910
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	4,930	5,662
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	555	637
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	5,500	6,446

Los Angeles CA Department of Water & Power
Revenue	4.000%	7/1/47	400	434
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/33	5,425	6,926
Los Angeles CA Department of Water & Power
System Revenue	5.000%	7/1/35	5,000	6,131
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44	375	428
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/42	175	211
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	85	105
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,500	3,092
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/31	235	289
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	860	970
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	900	1,002
Los Angeles CA Unified School District GO	5.000%	7/1/20	985	1,020
Los Angeles CA Unified School District GO	5.000%	7/1/21	2,000	2,148
Los Angeles CA Unified School District GO	5.000%	7/1/22	690	766
Los Angeles CA Unified School District GO	5.000%	7/1/22	405	450
Los Angeles CA Unified School District GO	5.000%	7/1/22	195	216
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	115
Los Angeles CA Unified School District GO	5.000%	7/1/25	295	357
Los Angeles CA Unified School District GO	5.000%	7/1/25	4,555	5,518
Los Angeles CA Unified School District GO	5.000%	7/1/26	1,805	2,232
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	175
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	323
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	123
Los Angeles CA Unified School District GO	5.000%	7/1/28	395	464
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	444
Los Angeles CA Unified School District GO	3.000%	7/1/31	165	174
Los Angeles CA Unified School District GO	3.000%	7/1/32	700	730
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	321
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,718
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,000	3,488
Los Angeles CA Unified School District GO	5.250%	7/1/42	4,000	4,929
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	280	323
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	1,000	1,107
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	915	1,042
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	8,235	9,232
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	291
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48	5,000	6,066
Los Angeles County CA Facilities Inc. Lease
Revenue	4.000%	12/1/48	3,960	4,339
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21 (Prere.)	900	971
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	1,000	1,226
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,000	6,059
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,800	3,378
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	555	614

Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	1,405	1,525
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	400	439
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/44	370	426
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/45	2,610	3,052
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	58
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	250	271
Los Angeles County CA Unified School District
GO	5.000%	7/1/27	4,000	4,925
Los Angeles County CA Unified School District
GO	5.000%	7/1/31	825	1,066
Mendocino-Lake CA Union School District
Public Financing Authority Revenue	0.000%	8/1/21 (Prere.)	310	30
Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	275
Mount San Antonio CA Community College
District GO	4.000%	8/1/49	2,500	2,800
1 Mount San Antonio CA Community College
District GO, 6.250% coupon rate effective
8/1/2028	0.000%	8/1/43	150	144
New Haven CA Unified School District GO	0.000%	8/1/33 (12)	325	226
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	170	114
Newport Mesa CA Unified School District GO	0.000%	8/1/34	300	210
Newport Mesa CA Unified School District GO	0.000%	8/1/36	400	261
Newport Mesa CA Unified School District GO	0.000%	8/1/45	1,000	383
Norwalk-La Mirada CA Unified School District
GO	0.000%	8/1/38 (12)	525	280
Oak Grove CA Unified School District GO	0.000%	6/1/21 (Prere.)	265	61
Oakland CA Unified School District GO	5.000%	8/1/40	280	319
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/40	5,000	6,243
Orange County CA Local Transportation
Authority Sales Tax Revenue	5.000%	2/15/41	5,000	6,224
Orange County CA Sanitation District
Wastewater Revenue	3.000%	2/1/31	250	256
Orange County CA Sanitation District
Wastewater Revenue	4.000%	2/1/32	1,185	1,252
Orange County CA Water District Revenue	5.000%	8/15/19 (Prere.)	125	125
Palomar CA Community College District GO	4.000%	8/1/45	350	384
Palomar CA Community College District GO	4.000%	8/1/46	1,500	1,647
1 Palomar CA Community College District GO,
6.375% coupon rate effective 8/1/2030	0.000%	8/1/45	1,000	933
Pasadena CA Unified School District GO	5.000%	8/1/26	10	13
Peralta CA Community College District Revenue	4.000%	8/1/39	350	379
Placentia-Yorba Linda CA Unified School District
GO	0.000%	8/1/49	500	181
Poway CA Unified School District GO	0.000%	8/1/33	1,800	1,287
Poway CA Unified School District GO	0.000%	8/1/46	7,250	3,075
Riverside CA Electric Revenue	5.000%	10/1/37	1,000	1,262
Riverside CA Electric Revenue	5.000%	10/1/48	5,250	6,446
Riverside CA Sewer Revenue	5.000%	8/1/40	320	372
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/23 (Prere.)	565	656

Sacramento CA City Unified School District GO	4.000%	5/1/47	570	602
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	310	400
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	195	203
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	545	622
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/39	2,500	3,150
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/41	170	192
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	150	155
Sacramento CA Water Revenue	5.000%	9/1/38	425	483
Sacramento County CA Airport Revenue	5.000%	7/1/40	1,225	1,265
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/44	250	285
San Bernardino CA Community College District
GO	4.000%	8/1/29	1,900	2,094
San Bernardino CA Community College District
GO	4.000%	8/1/33	665	717
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/23	1,000	1,123
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/24	1,000	1,158
San Diego CA Community College District GO	5.000%	8/1/27	80	101
San Diego CA Community College District GO	5.000%	8/1/31	1,195	1,473
San Diego CA Community College District GO	4.000%	8/1/41	225	249
San Diego CA Community College District GO	5.000%	8/1/43	910	1,029
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	9/1/20 (Prere.)	125	131
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	100	103
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/22	245	272
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	380	475
San Diego CA Public Facilities Financing
Authority Water Revenue	5.375%	8/1/19 (Prere.)	1,000	1,000
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	200	251
San Diego CA Unified School District GO	5.000%	7/1/26	150	183
San Diego CA Unified School District GO	5.000%	7/1/28	100	122
San Diego CA Unified School District GO	4.000%	7/1/29	100	117
San Diego CA Unified School District GO	0.000%	7/1/31	170	129
San Diego CA Unified School District GO	4.000%	7/1/32	500	572
San Diego CA Unified School District GO	4.000%	7/1/33	250	284
San Diego CA Unified School District GO	0.000%	7/1/35	575	380
San Diego CA Unified School District GO	0.000%	7/1/35	295	172
San Diego CA Unified School District GO	5.000%	7/1/35	100	114
San Diego CA Unified School District GO	0.000%	7/1/36	895	571
San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,146
San Diego CA Unified School District GO	0.000%	7/1/36	340	217
San Diego CA Unified School District GO	0.000%	7/1/37	375	231
San Diego CA Unified School District GO	0.000%	7/1/38	170	101
San Diego CA Unified School District GO	0.000%	7/1/39	100	58
San Diego CA Unified School District GO	5.000%	7/1/40	950	1,104

San Diego CA Unified School District GO	5.000%	7/1/41	6,190	7,454
San Diego CA Unified School District GO	3.125%	7/1/42	1,855	1,892
San Diego CA Unified School District GO	0.000%	7/1/43	785	391
San Diego CA Unified School District GO	0.000%	7/1/45	575	267
San Diego CA Unified School District GO	4.000%	7/1/45	225	242
San Diego CA Unified School District GO	5.000%	7/1/45	1,530	1,768
San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,581
San Diego CA Unified School District GO	4.000%	7/1/47	3,000	3,278
San Diego CA Unified School District GO	5.000%	7/1/47	2,000	2,385
San Diego CA Unified School District GO	3.250%	7/1/48	5,000	5,128
San Diego CA Unified School District GO	0.000%	7/1/49	535	210
1 San Diego CA Unified School District GO,
5.250% coupon rate effective 7/1/2032	0.000%	7/1/42	150	120
1 San Diego CA Unified School District GO,
5.375% coupon rate effective 7/1/2032	0.000%	7/1/47	1,495	1,209
1 San Diego CA Unified School District GO,
6.625% coupon rate effective 7/1/2030	0.000%	7/1/48	995	943
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	125	141
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/47	1,000	1,189
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/48	3,365	3,661
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	382
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/44	575	654
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	525
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/48	9,700	11,419
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	230	256
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	500	572
San Francisco CA Bay Area Rapid Transit
District GO	3.000%	8/1/49	3,700	3,716
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	405	424
San Francisco CA City & County COP	5.000%	4/1/28	500	615
San Francisco CA City & County GO	5.000%	10/1/28	100	104
San Francisco CA City & County GO	4.000%	6/15/33	1,490	1,629
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	90	91
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/40	2,000	2,054
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	145
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/48	4,100	4,939
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/49	1,200	1,467
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	4.000%	10/1/39	135	144
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	100	101

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	175	216
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	100	112
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	100	110
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	125	138
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/41	250	264
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/41	1,175	1,276
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	750	825
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/47	6,145	7,129
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	205	192
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/28 (ETM)	100	88
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/29	2,585	3,010
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/32 (14)	185	126
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	135	154
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	900	1,017
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.250%	1/15/44	1,000	1,125
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.250%	1/15/49	1,000	1,122
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	115	129
San Jose CA Airport Revenue	5.250%	3/1/34	5,960	6,328
San Jose CA Airport Revenue	5.000%	3/1/47	500	591
San Jose CA Finance Authority Revenue (Civic
Center Project)	5.000%	6/1/39	615	697
San Marcos CA Unified School District GO	0.000%	8/1/32	150	109
San Marcos CA Unified School District GO	0.000%	8/1/51	100	37
San Mateo CA County Community College
District GO	5.000%	9/1/45	5,000	6,141
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	11
San Mateo CA Union High School District GO	4.000%	9/1/34	800	898
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	4.000%	7/15/52	3,015	3,285
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	4.000%	8/1/44	1,125	1,258
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/36	200	120
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	565	301
Santa Clara CA GO	3.250%	8/1/39	645	673
Santa Clara County CA GO	5.000%	8/1/19 (Prere.)	250	250
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	1,085	1,272

Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	124
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	5,025	5,870
Southwestern California Community College
District GO	0.000%	8/1/46	320	132
Southwestern California Community College
District GO	4.000%	8/1/47	2,505	2,726
Tulare County CA Transportation Authority
Sales Tax Revenue	5.000%	2/1/29	120	140
Turlock CA Irrigation District Revenue	5.000%	1/1/41	2,020	2,369
Turlock CA Irrigation District Revenue	5.500%	1/1/41	4,460	4,715
University of California Revenue	5.000%	5/15/21	150	161
University of California Revenue	5.000%	5/15/22	510	567
University of California Revenue	5.000%	5/15/22 (Prere.)	115	128
University of California Revenue	5.000%	5/15/22 (Prere.)	1,360	1,511
University of California Revenue	5.000%	5/15/23	510	587
University of California Revenue	5.000%	5/15/23 (Prere.)	520	599
University of California Revenue	5.000%	5/15/25	95	106
University of California Revenue	5.000%	5/15/25	165	202
University of California Revenue	5.000%	5/15/27	110	134
University of California Revenue	5.000%	5/15/28	100	122
University of California Revenue	5.000%	5/15/29	670	814
University of California Revenue	5.000%	5/15/29	775	889
University of California Revenue	5.000%	5/15/32	240	274
University of California Revenue	5.000%	5/15/32	1,000	1,198
University of California Revenue	5.000%	5/15/33	1,650	2,098
University of California Revenue	5.000%	5/15/33	700	797
University of California Revenue	5.000%	5/15/35	175	210
University of California Revenue	4.000%	5/15/36	525	582
University of California Revenue	5.000%	5/15/36	1,525	1,869
University of California Revenue	5.000%	5/15/37	1,130	1,235
University of California Revenue	5.000%	5/15/38	800	904
University of California Revenue	5.000%	5/15/39	355	401
University of California Revenue	5.000%	5/15/40	140	163
University of California Revenue	5.000%	5/15/41	105	124
University of California Revenue	5.000%	5/15/42	710	773
University of California Revenue	5.000%	5/15/42	6,125	7,367
University of California Revenue	5.000%	5/15/43	1,000	1,220
University of California Revenue	4.000%	5/15/46	1,000	1,083
University of California Revenue	5.000%	5/15/46	5,610	6,600
University of California Revenue	4.000%	5/15/47	560	611
University of California Revenue	5.000%	5/15/47	2,780	3,325
University of California Revenue	5.000%	5/15/47	325	390
University of California Revenue	5.250%	5/15/47	4,080	4,972
University of California Revenue	4.000%	5/15/48	7,405	8,138
University of California Revenue	5.000%	5/15/48	1,005	1,219
University of California Revenue	5.000%	5/15/58	3,650	4,357
University of California Revenue PUT	5.000%	5/15/23	1,030	1,184
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	905	1,007
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	121
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/43	205	228
West Contra Costa CA Unified School District
GO	0.000%	8/1/34 (14)	1,000	664

Westside Union CA School District GO	0.000%	8/1/45	265	110
William S. Hart Union High School District
California GO	0.000%	8/1/35 (4)	300	191
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	106
Yosemite CA Community College District GO	5.000%	8/1/32	155	185
1 Yosemite CA Community College District GO,
6.550% coupon rate effective 8/1/2032	0.000%	8/1/42	1,180	1,065
				912,402
Colorado (1.5%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/30	1,000	1,231
Adams CO 12 Five Star Schools GO	5.000%	12/15/35	300	363
Adams County CO COP	4.000%	12/1/45	280	300
Aurora CO Water Revenue	5.000%	8/1/46	880	1,036
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/25 (Prere.)	175	210
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/25 (Prere.)	70	84
Board of Governors of the Colorado State
University System Enterprise Revenue	4.000%	3/1/35	2,775	3,132
Board of Governors of the Colorado State
University System Enterprise Revenue	4.000%	3/1/47	1,000	1,107
Colorado Building Excellent Schools COP	5.000%	3/15/21 (Prere.)	450	478
Colorado Building Excellent Schools COP	5.250%	3/15/42	945	1,137
Colorado COP	5.000%	12/15/30	1,000	1,267
Colorado COP	4.000%	12/15/36	3,200	3,586
Colorado Educational & Cultural Facilities
Authority Revenue (University of Denver)	4.000%	3/1/35	775	862
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/47	235	257
Colorado High Performance Transportation
Enterprise Revenue	5.000%	12/31/56	1,000	1,090
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	143
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	56
Denver City & County CO Board of Water
Commissioners Water Revenue	4.000%	9/15/42	1,000	1,099
Denver City & County CO School District No 1.
CP	5.000%	12/1/34	4,225	4,450
Denver City & County CO School District No 1.
CP	5.000%	12/1/36	5,775	6,079
Denver CO City & County Airport Revenue	5.000%	11/15/25	275	336
Denver CO City & County Airport Revenue	5.000%	11/15/25	4,210	4,721
Denver CO City & County Airport Revenue	5.250%	11/15/27	150	152
Denver CO City & County Airport Revenue	4.000%	11/15/31	110	117
Denver CO City & County Airport Revenue	5.250%	11/15/31	4,500	5,174
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	222
Denver CO City & County Airport Revenue	5.250%	11/15/36	2,035	2,058
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/35	3,500	2,067
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/36	3,000	1,685
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/37	3,000	1,605
Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/38	2,500	1,276

Denver CO City & County Dedicated Tax
Revenue	0.000%	8/1/39	2,500	1,216
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	515	606
Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	150	161
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/48	3,000	3,526
Denver CO City & County School District GO	4.000%	12/1/26	1,765	2,046
Denver CO City & County School District GO	4.000%	12/1/31	1,000	1,114
Denver CO City & County School District GO	4.000%	12/1/41	200	219
Denver CO City & County School District No. 1
GO	5.500%	12/1/23 (14)	3,250	3,852
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	85	75
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	270	212
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	785	592
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	107
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	162
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/40	390	192
Regional Transportation District of Colorado
COP	5.000%	6/1/20 (Prere.)	230	237
Regional Transportation District of Colorado
COP	5.375%	6/1/31	200	206
Regional Transportation District of Colorado
COP	4.375%	6/1/39	1,200	1,292
Regional Transportation District of Colorado
COP	5.000%	6/1/39	8,990	10,054
Regional Transportation District of Colorado
COP	4.000%	6/1/40	365	391
Regional Transportation District of Colorado
COP	4.500%	6/1/44	1,250	1,350
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26	50	56
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	50	64
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/27	3,330	3,725
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	335	435
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/28	2,145	2,397
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	25	33
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	391
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	4.250%	11/1/36	125	158
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/46	2,000	2,361
University of Colorado Enterprise System
Revenue	5.000%	6/1/23 (Prere.)	250	287

University of Colorado Enterprise System
Revenue	5.000%	6/1/23 (Prere.)	125	143
University of Colorado Enterprise System
Revenue	5.000%	6/1/24 (Prere.)	165	195
University of Colorado Enterprise System
Revenue	4.000%	6/1/36	250	283
University of Colorado Enterprise System
Revenue	4.000%	6/1/43	3,050	3,395
				88,913
Connecticut (1.5%)
Connecticut GO	5.000%	11/1/19	255	257
Connecticut GO	5.000%	2/15/20	5,000	5,099
Connecticut GO	5.250%	6/1/20 (2)	280	289
Connecticut GO	5.000%	10/15/20	150	157
Connecticut GO	5.000%	11/1/20	6,415	6,717
Connecticut GO	5.000%	5/15/21	310	331
Connecticut GO	5.000%	10/15/21	645	698
Connecticut GO	5.000%	11/1/21	1,025	1,111
Connecticut GO	5.000%	12/1/21	400	405
Connecticut GO	5.000%	6/1/22	1,265	1,395
Connecticut GO	5.000%	10/15/22	180	201
Connecticut GO	5.000%	10/15/22	170	190
Connecticut GO	5.000%	11/15/22	135	151
Connecticut GO	5.000%	3/15/23	2,000	2,261
Connecticut GO	5.000%	5/15/23	600	639
Connecticut GO	5.000%	6/1/23	305	336
Connecticut GO	5.000%	10/15/23	650	748
Connecticut GO	5.000%	11/15/23	630	726
Connecticut GO	5.000%	3/15/24	410	476
Connecticut GO	5.000%	6/1/24	1,325	1,460
Connecticut GO	5.000%	8/15/24	1,050	1,198
Connecticut GO	5.000%	10/15/24	120	138
Connecticut GO	5.000%	11/1/24	105	113
Connecticut GO	5.000%	2/15/25	100	100
Connecticut GO	5.000%	5/15/25	390	466
Connecticut GO	5.000%	6/15/25	800	957
Connecticut GO	5.000%	10/15/25	155	177
Connecticut GO	5.000%	10/15/25	5,160	6,220
Connecticut GO	5.000%	11/15/25	545	658
Connecticut GO	5.000%	6/15/26	800	952
Connecticut GO	5.000%	10/15/26	295	336
Connecticut GO	5.000%	10/15/26	725	890
Connecticut GO	5.000%	11/15/26	920	1,105
Connecticut GO	5.000%	4/15/27	265	328
Connecticut GO	5.000%	5/15/27	315	381
Connecticut GO	5.000%	6/15/27	850	1,007
Connecticut GO	5.000%	8/15/27	500	608
Connecticut GO	5.000%	11/15/27	1,735	2,074
Connecticut GO	5.000%	4/15/28	1,000	1,255
Connecticut GO	4.000%	9/15/28	265	282
Connecticut GO	5.000%	11/15/28	300	357
Connecticut GO	5.000%	9/15/31	160	175
Connecticut GO	5.000%	11/1/31	170	182
Connecticut GO	5.000%	11/15/32	125	146
Connecticut GO	5.000%	4/15/33	100	120
Connecticut GO	5.000%	10/15/33	1,000	1,185
Connecticut GO	5.000%	10/15/34	100	118

Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/45	1,550	1,746
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/20	1,605	1,662
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.050%	7/12/21	5,000	5,089
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	7/1/22	500	555
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	1,100	1,129
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/1/28	2,250	2,865
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/19	2,285	2,292
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	225	243
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	240	274
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	850	972
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	140	165
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/24	350	413
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	1,500	1,679
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/25	1,000	1,172
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/25	3,640	4,158
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/26	180	215
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	410	478
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	1,095	1,343
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	130	155
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	835	1,020
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	4,550	5,292
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/28	320	380
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/29	395	438
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	150	173
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	4,880	5,911
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/29	175	198
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	435	512
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/30	155	187

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	253
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/31	405	474
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	112
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/35	500	579
				87,309
Delaware (0.1%)
Delaware GO	5.000%	7/1/23	2,525	2,905
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	450	509
				3,414
District of Columbia (1.4%)
District of Columbia GO	5.000%	6/1/22	2,000	2,217
District of Columbia GO	5.000%	6/1/23	825	945
District of Columbia GO	5.000%	6/1/24	155	177
District of Columbia GO	5.000%	12/1/25	1,100	1,135
District of Columbia GO	5.000%	6/1/30	1,085	1,267
District of Columbia GO	5.000%	6/1/33	6,035	6,999
District of Columbia GO	4.000%	6/1/34	1,030	1,165
District of Columbia GO	5.000%	6/1/34	180	220
District of Columbia GO	4.000%	6/1/36	555	623
District of Columbia GO	5.000%	6/1/36	4,000	4,851
District of Columbia GO	5.000%	6/1/36	300	351
District of Columbia GO	4.000%	6/1/37	805	900
District of Columbia GO	5.000%	6/1/38	865	994
District of Columbia GO	4.000%	6/1/41	170	186
District of Columbia GO	5.000%	6/1/41	1,040	1,225
District of Columbia GO	5.000%	6/1/41	3,230	3,843
District of Columbia GO	5.000%	6/1/42	4,680	5,589
District of Columbia Income Tax Revenue	5.000%	12/1/19	125	127
District of Columbia Income Tax Revenue	5.000%	12/1/23	340	383
District of Columbia Income Tax Revenue	5.000%	12/1/26	475	490
District of Columbia Income Tax Revenue	5.250%	12/1/26	520	527
District of Columbia Income Tax Revenue	5.000%	12/1/27	2,685	3,011
District of Columbia Income Tax Revenue	5.000%	12/1/27	375	387
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	237
District of Columbia Income Tax Revenue	5.000%	12/1/30	100	103
District of Columbia Income Tax Revenue	5.000%	12/1/30	120	130
District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,639
District of Columbia Income Tax Revenue	5.250%	12/1/34	475	481
District of Columbia Income Tax Revenue	5.000%	12/1/36	2,630	2,844
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/30	450	550
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/34	270	325
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/23 (4)	1,120	1,229
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	4,000	4,732
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/36	5,415	6,401
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/39	200	231

District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	118
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	940	1,081
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	1,065	1,239
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/48	6,940	7,805
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/49	2,860	3,423
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	2,860	2,978
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	240	250
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/31 (12)	305	214
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,610	843
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39 (12)	100	51
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	45
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/39	20	20
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	490
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.250%	10/1/44	20	20
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	6,820	7,284
				82,375
Florida (3.7%)
Broward County FL Airport System Revenue	5.375%	10/1/29	150	151
Broward County FL Airport System Revenue	5.000%	10/1/37	4,485	4,925
Broward County FL Airport System Revenue	5.250%	10/1/38	500	567
Broward County FL Airport System Revenue	4.000%	10/1/42	360	375
Broward County FL Airport System Revenue	5.000%	10/1/42	450	493
Broward County FL School Board COP	5.000%	7/1/22	1,670	1,852
Broward County FL School Board COP	5.000%	7/1/24	125	147
Broward County FL School Board COP	5.000%	7/1/25	200	241
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/37	380	421
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21 (Prere.)	100	108
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/21 (Prere.)	710	769
Cape Coral FL Water & Sewer System Revenue	4.000%	10/1/42	3,895	4,256
Central Florida Expressway Authority BAN	4.000%	7/1/37	760	833
Central Florida Expressway Authority Revenue	5.000%	7/1/26	1,110	1,369
Central Florida Expressway Authority Revenue	4.000%	7/1/30	540	611
Central Florida Expressway Authority Revenue	4.000%	7/1/31	1,335	1,503

Central Florida Expressway Authority Revenue	5.000%	7/1/34	190	228
Central Florida Expressway Authority Revenue	4.000%	7/1/35	500	556
Central Florida Expressway Authority Revenue	3.250%	7/1/36	150	155
Central Florida Expressway Authority Revenue	4.000%	7/1/36	640	708
Central Florida Expressway Authority Revenue	4.000%	7/1/38	885	965
Central Florida Expressway Authority Revenue	4.000%	7/1/39	800	870
Central Florida Expressway Authority Revenue	4.000%	7/1/40	2,000	2,171
Central Florida Expressway Authority Revenue	4.000%	7/1/41	1,860	2,032
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	280	284
Florida Board of Education Lottery Revenue	5.000%	7/1/20	5,545	5,742
Florida Board of Education Lottery Revenue	5.000%	7/1/21	225	242
Florida Board of Education Lottery Revenue	5.000%	7/1/24	1,165	1,379
Florida Board of Education Lottery Revenue	5.000%	7/1/25	1,760	2,140
Florida Board of Education Lottery Revenue	5.000%	7/1/28	535	692
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	710	733
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,000	1,032
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20 (Prere.)	215	222
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	2,445	2,618
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	290	299
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,400	1,552
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,695	4,096
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	150	172
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	265	284
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	300	332
Florida Department of Management Services
COP	5.000%	11/1/27	6,645	8,455
Florida Department of Transportation GO	4.000%	7/1/30	730	859
Florida Department of Transportation GO	4.000%	7/1/43	1,200	1,336
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/42	560	639
Florida Higher Educational Facilities Financing
Authority Revenue (Ringling College Project)	5.000%	3/1/47	500	568
Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40 (4)	270	286
Florida Municipal Power Agency Revenue	5.250%	10/1/19	485	488
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	324
Florida Municipal Power Agency Revenue	5.000%	10/1/24	350	415
Florida Municipal Power Agency Revenue	5.000%	10/1/27	100	123
Florida Municipal Power Agency Revenue	5.000%	10/1/28	170	209
Florida Municipal Power Agency Revenue	5.000%	10/1/29	105	129
Florida Municipal Power Agency Revenue	4.000%	10/1/30	1,330	1,533
Florida Turnpike Authority Revenue	4.500%	7/1/37	50	52
Florida Turnpike Authority Revenue	5.000%	7/1/40	2,275	2,370
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	51	51
Gainesville FL Utilities System Revenue	5.000%	10/1/47	6,805	8,326
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	418

Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	525	602
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/48	5,000	6,027
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/26	260	313
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	1,380	1,516
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	385	431
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22 (Prere.)	625	700
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	4/1/23 (Prere.)	440	501
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23 (Prere.)	10	12
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/26	225	274
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	360	403
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,240	2,771
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/30	450	554
Jacksonville FL Electric Authority Electric
System Revenue	4.000%	10/1/38	2,200	2,430
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	30	34
Jacksonville FL Special Revenue	5.000%	10/1/30	525	629
Jacksonville FL Special Revenue	5.000%	10/1/31	325	386
Jacksonville FL Water & Sewer Revenue	5.000%	10/1/27	1,250	1,546
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/40 (4)	270	306
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/44 (4)	235	265
Miami Beach FL Resort Tax Revenue	5.000%	9/1/45	1,900	2,195
Miami Beach FL Stormwater Revenue	5.000%	9/1/47	3,000	3,276
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/36	1,750	1,956
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/38	4,250	4,715
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/44	1,790	1,965
Miami Beach FL Water & Sewer Revenue	4.000%	10/1/48	2,080	2,286
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	665	670
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	110	111
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	1,000	1,007
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	750	783
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	115	120
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/20 (Prere.)	240	252
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/20 (Prere.)	90	94
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/20 (Prere.)	155	163

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	175	215
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	303
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37	890	1,025
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	555	577
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	1,175	1,379
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/41	1,000	1,031
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/40	100	114
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	250	264
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	795	899
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	185	210
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	2,295	2,672
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	1,185	1,373
Miami-Dade County FL Expressway Authority
Toll System Revenue	4.000%	7/1/35	110	119
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	4,470	4,606
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	5.375%	10/1/19 (Prere.)	150	151
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	690	252
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	1,975	694
Miami-Dade County FL School Board COP	5.000%	2/1/24	275	318
Miami-Dade County FL School Board COP	5.000%	2/1/25	220	261
Miami-Dade County FL School Board COP	5.000%	2/1/26	405	490
Miami-Dade County FL School Board COP	5.000%	5/1/28	1,025	1,206
Miami-Dade County FL School Board COP	5.625%	5/1/31	90	96
Miami-Dade County FL School District GO	5.000%	3/15/46	3,000	3,482
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	2,890	3,262
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	5,315	5,873
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	130	144
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	100	110
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	590	650
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/34	705	841
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	700	831
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	1,245	1,366
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/38	1,435	1,682

Miami-Dade County FL Special Obligation
Revenue	4.000%	10/1/39	135	147
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/42	535	245
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	785	860
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/38	1,465	1,594
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	198
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	2,480	2,695
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/19 (4)	200	201
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (Prere.)	1,475	1,542
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (Prere.)	1,200	1,254
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/22	120	134
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23	710	820
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	2,505	2,979
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/25	435	530
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26	815	988
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/29	250	289
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42	1,795	1,970
Miami-Dade County FL Water & Sewer Revenue	3.375%	10/1/47	1,215	1,251
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	600	600
Orange County FL School Board COP	5.000%	8/1/31	1,075	1,268
Orange County FL School Board COP	5.000%	8/1/33	1,210	1,449
Orange County FL School Board COP	5.000%	8/1/34	275	328
Orange County FL Tourist Development
Revenue	5.000%	10/1/22	225	252
Orange County FL Tourist Development
Revenue	5.000%	10/1/24	285	339
Orange County FL Tourist Development
Revenue	4.000%	10/1/34	1,000	1,117
Orange County FL Tourist Development
Revenue	4.000%	10/1/33	2,000	2,246
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	670	694
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	120	124
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	865	895
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	1,000	1,035
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/22	270	300
Orlando FL Capital Improvement Revenue	5.000%	10/1/48	4,400	5,280
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	5/1/24 (Prere.)	2,865	3,372
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	5/1/24 (Prere.)	310	365
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.250%	5/1/24 (Prere.)	200	238
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	485	561
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/25	480	586

Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/21	215	203
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/22	250	230
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	570	619
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
5.800% coupon rate effective 10/1/2024	0.000%	10/1/32	45	41
1 Osceola County FL Expressway System
Revenue (Poinciana Parkway Project),
6.150% coupon rate effective 10/1/2024	0.000%	10/1/39	590	533
Palm Beach County FL School Board COP	5.000%	8/1/26	930	1,151
Palm Beach County FL School Board COP	5.000%	8/1/27	260	328
Palm Beach County FL School Board COP	5.000%	8/1/27	355	427
Palm Beach County FL School Board COP	5.000%	8/1/31	100	118
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/21 (Prere.)	5	5
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/24	145	157
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	690	744
Polk County FL Utility System Revenue	5.000%	10/1/43 (15)	6,500	7,307
Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	105	107
Reedy Creek FL Improvement District GO	5.000%	6/1/38	315	351
South Florida Water Management District COP	5.000%	10/1/33	340	402
Tallahassee FL Energy System Revenue	5.000%	10/1/33	1,000	1,156
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	410	413
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	784
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	309
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/22 (Prere.)	210	233
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/37	3,845	4,190
Tampa-Hillsborough County FL Expressway
Authority Revenue	4.000%	7/1/42	4,250	4,678
				213,727
Georgia (1.8%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	240	244
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/28	1,660	1,926
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	195	226
Atlanta GA Airport Revenue	5.000%	1/1/42	2,235	2,413
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/19 (Prere.)	780	788
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/19 (Prere.)	60	61
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	245	248
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	50	51
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	575	582
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	100	101
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,000	1,013
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,200	1,215
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	190
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27 (14)	515	642

Atlanta GA Water & Wastewater Revenue	5.000%	11/1/28	155	186
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/29	190	227
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	580	685
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/34 (4)	610	616
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	255	300
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/39 (4)	95	96
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	1,305	1,518
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	535	620
DeKalb County GA School District GO	4.000%	10/1/19	1,500	1,507
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	545	589
Georgia GO	5.000%	2/1/20	2,500	2,549
Georgia GO	5.000%	9/1/20	175	182
Georgia GO	5.000%	7/1/21	1,300	1,396
Georgia GO	5.000%	7/1/21	3,145	3,378
Georgia GO	5.000%	10/1/21	250	271
Georgia GO	5.000%	12/1/21	6,810	7,424
Georgia GO	5.000%	2/1/22	125	137
Georgia GO	4.000%	10/1/22	4,945	5,392
Georgia GO	4.500%	11/1/22	135	145
Georgia GO	5.000%	2/1/23	6,225	7,060
Georgia GO	4.000%	1/1/25	1,145	1,315
Georgia GO	5.000%	1/1/25	375	424
Georgia GO	5.000%	2/1/25	1,185	1,427
Georgia GO	5.000%	2/1/26	1,140	1,407
Georgia GO	5.000%	2/1/27	4,860	5,970
Georgia GO	5.000%	2/1/27	725	912
Georgia GO	5.000%	7/1/27	240	266
Georgia GO	5.000%	2/1/28	190	233
Georgia GO	5.000%	7/1/28	105	131
Georgia GO	5.000%	2/1/29	420	512
Georgia GO	5.000%	7/1/30	5,570	7,290
Georgia GO	4.000%	7/1/34	3,325	3,829
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	730	792
Georgia Road & Tollway Authority Revenue	5.000%	6/1/21	1,425	1,525
Gwinnett County GA School District GO	5.000%	8/1/20	3,215	3,341
Gwinnett County GA School District GO	5.000%	8/1/21	1,680	1,810
Gwinnett County GA School District GO	5.000%	8/1/22	1,125	1,255
Gwinnett County GA School District GO	5.000%	2/1/31	1,050	1,259
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	1,770	1,833
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	4.000%	7/1/29	1,855	2,186
Municipal Electric Authority Georgia Revenue	4.000%	1/1/20	695	703
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	3,635	3,690
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	600	719
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	3,600	4,305
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	2,395	2,558
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	2,210	2,352
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	600	660
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/49	120	133
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	2,280	2,396
Paulding County GA Water & Sewerage
Revenue	3.000%	12/1/48	100	99

Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	100	100
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/46	1,250	1,481
Private Colleges & University Authority of
Georgia Revenue (Savannah College of Art &
Design)	5.000%	4/1/44	575	645
Sandy Springs GA Public Facilities Authority
(City Center Project)	4.000%	5/1/47	190	207
				101,743
Hawaii (1.1%)
Hawaii Airports System Revenue	5.000%	7/1/34	100	103
Hawaii Airports System Revenue	5.000%	7/1/39	140	144
Hawaii GO	5.000%	2/1/20	2,525	2,575
Hawaii GO	5.000%	8/1/21	3,000	3,234
Hawaii GO	5.000%	11/1/21	140	152
Hawaii GO	5.000%	12/1/21 (Prere.)	135	147
Hawaii GO	5.000%	12/1/21 (Prere.)	125	136
Hawaii GO	5.000%	12/1/21 (Prere.)	490	534
Hawaii GO	5.000%	12/1/21 (Prere.)	90	98
Hawaii GO	5.000%	12/1/21 (Prere.)	460	501
Hawaii GO	5.000%	12/1/21 (Prere.)	65	71
Hawaii GO	5.000%	12/1/21 (Prere.)	260	283
Hawaii GO	5.000%	12/1/21 (Prere.)	195	212
Hawaii GO	5.000%	12/1/21 (Prere.)	100	109
Hawaii GO	5.000%	10/1/22	5,360	6,007
Hawaii GO	5.000%	8/1/23	820	945
Hawaii GO	5.000%	8/1/23 (Prere.)	80	92
Hawaii GO	5.000%	8/1/23 (Prere.)	40	46
Hawaii GO	5.000%	10/1/23	1,965	2,276
Hawaii GO	5.000%	10/1/23	900	1,042
Hawaii GO	5.000%	1/1/24	7,560	8,812
Hawaii GO	5.000%	8/1/24	265	314
Hawaii GO	5.000%	8/1/24	1,005	1,157
Hawaii GO	5.000%	10/1/24	540	643
Hawaii GO	5.000%	8/1/25	865	1,023
Hawaii GO	5.000%	8/1/25	695	822
Hawaii GO	5.000%	10/1/26	275	334
Hawaii GO	5.000%	10/1/27	225	280
Hawaii GO	4.000%	4/1/28	155	179
Hawaii GO	5.000%	8/1/28	80	94
Hawaii GO	5.000%	8/1/28	2,000	2,289
Hawaii GO	5.000%	10/1/28	225	278
Hawaii GO	5.000%	1/1/29	5,200	6,600
Hawaii GO	4.000%	4/1/29	1,750	2,006
Hawaii GO	5.000%	8/1/29	770	903
Hawaii GO	5.000%	8/1/30	45	51
Hawaii GO	5.000%	8/1/30	3,355	3,932
Hawaii GO	5.000%	10/1/30	810	1,012
Hawaii GO	4.000%	5/1/32	500	570
Hawaii GO	4.000%	1/1/34	2,675	3,053
Hawaii GO	4.000%	10/1/34	2,510	2,779
Hawaii GO	3.000%	4/1/36	165	169
Honolulu HI City & County GO	5.000%	10/1/21	885	959
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	525	590
Honolulu HI City & County GO	5.000%	11/1/22 (Prere.)	300	337
Honolulu HI City & County GO	5.000%	10/1/37	705	826

Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/21 (Prere.)	250	270
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/22 (Prere.)	185	206
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/31	335	378
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/33	600	670
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	1,485	1,723
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/45	355	410
				62,376
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.000%	7/15/26	990	1,211

Illinois (4.8%)
Chicago IL Board of Education GO	5.750%	4/1/33	100	118
Chicago IL Board of Education GO	5.750%	4/1/34	100	117
Chicago IL Board of Education GO	5.750%	4/1/35	350	410
Chicago IL Board of Education GO	5.000%	4/1/42	2,000	2,213
Chicago IL Board of Education GO	5.000%	4/1/46	1,000	1,103
Chicago IL Board of Education GO	6.000%	4/1/46	2,415	2,835
Chicago IL GO	5.000%	1/1/22	125	132
Chicago IL GO	5.000%	1/1/23	35	38
Chicago IL GO	5.000%	1/1/24	715	780
Chicago IL GO	5.000%	1/1/25 (14)	305	306
Chicago IL GO	5.000%	1/1/25	3,260	3,608
Chicago IL GO	5.000%	1/1/26	495	556
Chicago IL GO	5.000%	1/1/27 (4)	200	203
Chicago IL GO	5.000%	1/1/28 (4)	100	102
Chicago IL GO	5.250%	1/1/28	160	179
Chicago IL GO	5.000%	1/1/29 (4)	100	102
Chicago IL GO	0.000%	1/1/30 (14)	410	297
Chicago IL GO	4.750%	1/1/30 (4)	515	516
Chicago IL GO	5.625%	1/1/30	400	471
Chicago IL GO	5.625%	1/1/31	200	234
Chicago IL GO	5.000%	1/1/32 (14)	65	65
Chicago IL GO	5.500%	1/1/33	510	569
Chicago IL GO	5.750%	1/1/33	515	603
Chicago IL GO	5.500%	1/1/34	310	345
Chicago IL GO	5.500%	1/1/34	150	167
Chicago IL GO	5.000%	1/1/35	700	749
Chicago IL GO	4.750%	1/1/36 (4)	175	175
Chicago IL GO	6.000%	1/1/38	3,675	4,302
Chicago IL GO	5.000%	1/1/39	5,000	5,557
Chicago IL GO	5.500%	1/1/39	335	369
Chicago IL GO	5.000%	1/1/40	2,800	2,865
Chicago IL GO	5.000%	1/1/44	6,060	6,686
Chicago IL GO	5.500%	1/1/49	1,000	1,147
Chicago IL Housing Authority Revenue	5.000%	1/1/30	1,250	1,525
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	325
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/25	4,370	5,270
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/25	110	133

Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	215	264
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/27	1,435	1,752
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/27	795	971
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	340	407
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	538
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	84
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	69
Chicago IL Midway Airport Revenue	5.000%	1/1/41	390	449
Chicago IL Midway Airport Revenue	5.000%	1/1/46	485	555
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/21 (Prere.)	100	106
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/21 (Prere.)	1,530	1,627
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/21 (Prere.)	1,845	1,966
Chicago IL O'Hare International Airport Revenue	6.000%	1/1/21 (Prere.)	100	107
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	2,110	2,270
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	185	214
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	175	208
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	100	118
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	500	588
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	85	100
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	1,695	1,846
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	2,180	2,531
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	500	588
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	605	695
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	500	586
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	75	83
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	50	51
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	585	620
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	400	465
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	240	283
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	2,000	2,270
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	525	581
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	650	765
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	505	536
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/41	2,000	2,305
Chicago IL O'Hare International Airport Revenue	4.250%	1/1/42 (15)	50	55
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/44	350	386
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/46	590	664
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/47	4,130	4,802
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	7,780	9,001
Chicago IL Park District GO	5.000%	1/1/36	1,845	2,120
Chicago IL Park District GO	4.000%	1/1/41 (15)	1,000	1,044
Chicago IL Public Building Commission GO	5.250%	3/1/33 (2)	165	202
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	279
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51	500	557
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51 (4)	500	563
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	500	508
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28 (14)	330	264
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	166
Chicago IL Wastewater Transmission Revenue	5.250%	1/1/42 (4)	2,500	2,930

Chicago IL Wastewater Transmission Revenue	5.000%	1/1/47	500	560
Chicago IL Waterworks Revenue	5.000%	11/1/28	860	1,019
Chicago IL Waterworks Revenue	5.000%	11/1/29	50	55
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	293
Cook County IL Community College District GO	5.500%	12/1/38	200	213
Cook County IL Community College District GO	5.000%	12/1/47 (15)	500	567
Cook County IL GO	5.000%	11/15/19	115	116
Cook County IL GO	5.000%	11/15/21	125	126
Cook County IL GO	5.250%	11/15/22	360	377
Cook County IL GO	5.000%	11/15/23	335	377
Cook County IL GO	5.000%	11/15/24	430	472
Cook County IL GO	5.250%	11/15/24	200	215
Cook County IL GO	5.000%	11/15/25	295	323
Cook County IL GO	5.250%	11/15/25	100	107
Cook County IL GO	5.000%	11/15/26	135	160
Cook County IL GO	5.000%	11/15/28	85	88
Cook County IL GO	5.250%	11/15/28	1,175	1,258
Cook County IL GO	4.000%	11/15/29	215	225
Cook County IL GO	5.000%	11/15/31	500	583
Cook County IL Sales Tax Revenue	5.000%	11/15/37	375	403
Evanston IL GO	3.500%	12/1/38	645	663
Evanston IL GO	3.500%	12/1/39 (15)	755	786
Illinois Finance Authority Revenue (DePaul
University)	6.125%	4/1/21 (Prere.)	300	324
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	140	158
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/32	90	94
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/33	50	52
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/51	75	80
Illinois GO	5.000%	8/1/19	4,120	4,120
Illinois GO	4.000%	9/1/19	25	25
Illinois GO	5.000%	11/1/19	5,000	5,037
Illinois GO	5.000%	12/1/19	1,850	1,868
Illinois GO	4.000%	2/1/20	100	101
Illinois GO	5.000%	2/1/20	2,865	2,909
Illinois GO	5.000%	7/1/20	125	128
Illinois GO	5.000%	8/1/20 (4)	650	675
Illinois GO	4.000%	9/1/20	135	138
Illinois GO	5.000%	11/1/20	1,675	1,735
Illinois GO	4.000%	1/1/21	310	318
Illinois GO	5.000%	1/1/21	100	104
Illinois GO	5.250%	1/1/21	275	287
Illinois GO	4.000%	2/1/21	100	103
Illinois GO	5.000%	2/1/21	5,000	5,207
Illinois GO	5.000%	5/1/21	3,240	3,395
Illinois GO	5.000%	7/1/21	375	395
Illinois GO	5.000%	8/1/21	3,345	3,528
Illinois GO	5.000%	11/1/21	3,500	3,707
Illinois GO	5.000%	12/1/21	600	637
Illinois GO	5.000%	1/1/22	800	810
Illinois GO	5.000%	2/1/22	1,050	1,117
Illinois GO	5.000%	2/1/22	240	255
Illinois GO	5.000%	5/1/22	2,500	2,676
Illinois GO	5.000%	5/1/22	55	59

Illinois GO	5.250%	5/1/22	3,830	4,125
Illinois GO	5.000%	7/1/22	175	188
Illinois GO	5.000%	8/1/22 (4)	200	217
Illinois GO	4.000%	9/1/22	200	210
Illinois GO	5.000%	2/1/23	220	238
Illinois GO	5.000%	2/1/23	200	216
Illinois GO	5.000%	5/1/23	225	244
Illinois GO	5.000%	7/1/23	580	632
Illinois GO	5.000%	11/1/23	2,500	2,732
Illinois GO	5.000%	12/1/23	2,000	2,188
Illinois GO	5.000%	1/1/24	290	293
Illinois GO	5.000%	2/1/24	125	137
Illinois GO	5.500%	7/1/24	600	665
Illinois GO	5.000%	11/1/24	3,000	3,311
Illinois GO	5.000%	2/1/25	100	112
Illinois GO	5.000%	3/1/25	390	413
Illinois GO	5.500%	7/1/25	470	519
Illinois GO	4.000%	8/1/25	580	600
Illinois GO	5.000%	8/1/25	60	64
Illinois GO	5.000%	11/1/25	5,500	6,141
Illinois GO	5.000%	5/1/26	150	165
Illinois GO	5.500%	7/1/26	470	518
Illinois GO	5.000%	11/1/26	5,000	5,629
Illinois GO	5.000%	2/1/27	50	54
Illinois GO	5.000%	5/1/27	250	273
Illinois GO	5.000%	6/1/27	250	282
Illinois GO	5.000%	10/1/27	650	747
Illinois GO	5.000%	11/1/27	1,000	1,136
Illinois GO	5.250%	7/1/28	100	109
Illinois GO	5.000%	9/1/28	210	244
Illinois GO	5.000%	10/1/28	2,500	2,902
Illinois GO	5.000%	11/1/28	6,555	7,405
Illinois GO	5.250%	2/1/29	2,500	2,739
Illinois GO	5.000%	5/1/29	125	136
Illinois GO	5.250%	7/1/29	295	320
Illinois GO	5.000%	10/1/29	1,000	1,153
Illinois GO	5.000%	11/1/29	5,500	6,177
Illinois GO	4.000%	2/1/31 (4)	250	271
Illinois GO	5.250%	2/1/31	100	109
Illinois GO	5.000%	3/1/32	50	52
Illinois GO	5.000%	10/1/33	3,465	3,918
Illinois GO	4.000%	12/1/33	925	935
Illinois GO	5.000%	1/1/34	665	692
Illinois GO	5.000%	5/1/35	150	161
Illinois GO	5.000%	12/1/35	1,500	1,644
Illinois GO	5.000%	5/1/36	365	390
Illinois GO	5.500%	7/1/38	1,125	1,217
Illinois GO	5.000%	2/1/39	285	302
Illinois GO	5.000%	5/1/39	555	590
Illinois GO	5.000%	5/1/39	2,000	2,213
Illinois GO	5.000%	1/1/41	100	108
Illinois GO	4.000%	6/1/41	60	59
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	109
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	230	257

Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/29	40	47
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/31	1,000	1,170
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	272
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/21 (4)	120	130
Illinois Regional Transportation Authority
Revenue	6.500%	7/1/26 (14)	170	215
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/34 (4)	175	239
Illinois Sales Tax Revenue	5.000%	6/15/20	400	411
Illinois Sales Tax Revenue	5.000%	6/15/20	270	277
Illinois Sales Tax Revenue	4.000%	6/15/21	350	350
Illinois Sales Tax Revenue	5.000%	6/15/21	830	874
Illinois Sales Tax Revenue	5.000%	6/15/22	975	1,050
Illinois Sales Tax Revenue	5.000%	6/15/22	650	700
Illinois Sales Tax Revenue	5.000%	6/15/23	310	340
Illinois Sales Tax Revenue	5.000%	6/15/24	1,110	1,213
Illinois Sales Tax Revenue	5.000%	6/15/25	315	344
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,670
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	445	362
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	990	1,115
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	100	105
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	150	163
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,000	2,242
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	100	115
Illinois Toll Highway Authority Revenue	5.000%	1/1/26	2,000	2,412
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	2,500	3,066
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	325	330
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	204
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	675	790
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	1,600	1,931
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	360	419
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	1,275	1,441
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	1,800	2,158
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	856
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	427
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,000	1,125
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	120	139
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	2,390	2,617
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	235	262
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	1,050	1,199
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	3,180	3,668
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	755	623
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/28 (14)	205	162
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	52
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	150	111
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/35 (14)	300	174
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/36 (14)	2,375	1,339

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	2,575	1,316
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	231
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/47 (4)	380	137
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/20 (14)	415	409
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.650%	6/15/22 (ETM)	30	34
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.650%	6/15/22 (14)	265	292
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/23 (ETM)	5	5
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/23 (14)	235	214
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/30 (14)	250	179
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	485	338
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	430	289
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/33 (14)	360	232
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/34 (14)	250	154
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/34 (14)	1,655	1,001
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	655	351
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/43 (4)	550	236
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/44 (4)	520	213
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/45 (4)	340	133
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50 (4)	350	360
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51 (4)	850	253

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56 (4)	5,500	1,315
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/56	5,000	1,082
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project), 4.700% coupon
rate effective 6/15/2031	0.000%	12/15/37	1,500	984
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/27	1,355	1,644
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/30	1,500	1,793
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	175	193
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	185	201
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	2,565	2,956
Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/40	2,350	2,675
Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/48	2,615	2,951
Springfield IL Electric Revenue	5.000%	3/1/33	500	572
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	126
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	57
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	180
Will County IL GO	5.000%	11/15/45	2,000	2,257
				274,872
Indiana (0.5%)
Carmel IN Redevelopment Authority	4.000%	2/1/38	675	706
Indiana Finance Authority Highway Revenue	5.000%	12/1/21	280	305
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	510	593
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	1,065	1,305
Indiana Finance Authority Highway Revenue	5.000%	6/1/29	390	509
Indiana Finance Authority Revenue	5.000%	2/1/20	210	214
Indiana Finance Authority Revenue	5.000%	2/1/24	250	292
Indiana Finance Authority Revenue	5.000%	2/1/25	260	312
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	175	210
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	210	251
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/37	320	381
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/21 (Prere.)	2,055	2,175
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	2,030	2,195
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41 (14)	4,960	5,817
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	250	267
Indiana Municipal Power Agency Revenue	4.000%	1/1/42	110	119
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	2,150	2,498

Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	5.000%	2/1/49	3,000	3,617
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	2,098
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/20 (Prere.)	1,600	1,626
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/24 (14)	1,355	1,581
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	1/15/30	345	385
				27,456
Iowa (0.2%)
Des Moines IA Stormwater Utility Special
Assessment Revenue	3.250%	6/1/34	1,990	2,082
Iowa Finance Authority Revenue	5.000%	8/1/20	470	488
Iowa Finance Authority Revenue	5.000%	8/1/42	2,665	3,200
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/46	3,000	3,558
Iowa Special Obligation Revenue	4.000%	6/1/26	385	451
Iowa Special Obligation Revenue	5.000%	6/1/27	125	153
Iowa Special Obligation Revenue	5.000%	6/1/28	835	1,022
				10,954
Kansas (0.2%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	250	260
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	1,200	1,297
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/24	695	827
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	185	219
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	260	317
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	320	389
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	655	793
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	750	901
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/34	220	260
Kansas Development Finance Authority
Revenue (Kansas Department of Health &
Environment)	5.000%	3/1/21	545	557
Sedgwick County KS Unified School District No.
266 (Maize) GO	5.000%	9/1/25	1,855	2,186
Seward County KS Unified School District No.
480 GO	5.000%	9/1/22 (Prere.)	410	458
Seward County KS Unified School District No.
480 GO	5.000%	9/1/29	1,000	1,187
Seward County KS Unified School District No.
480 GO	5.000%	9/1/39	90	100
Wyandotte County KS Unified School District
No. 500 GO	4.125%	9/1/37	765	847

Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/32	1,715	1,878
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.250%	9/1/39	525	565
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	86
				13,127
Kentucky (0.8%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/19 (14)	300	301
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/25	360	413
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/26	720	839
Kentucky Bond Development Corp. Revenue
(Lexington Center Corporation Project)	4.000%	9/1/48	4,045	4,358
Kentucky Bond Development Corp. Transient
Room Tax Revenue (Lexington Center
Corporation Project)	5.000%	9/1/48	2,000	2,365
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/23 (14)	650	738
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	135	143
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	172
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	500	500
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	1,275	1,275
Kentucky Property & Building Commission
Revenue	5.000%	5/1/20	2,500	2,570
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21 (14)	7,000	7,519
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	170	176
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	600	665
Kentucky Property & Building Commission
Revenue	5.000%	11/1/22	1,800	2,008
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	770	877
Kentucky Property & Building Commission
Revenue	5.000%	8/1/24	100	116
Kentucky Property & Building Commission
Revenue	5.000%	11/1/27	1,460	1,753
Kentucky Property & Building Commission
Revenue	5.000%	5/1/29	750	902
Kentucky Property & Building Commission
Revenue	5.000%	4/1/30	2,050	2,449
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	225
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/27	550	665
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/30	6,250	6,757

Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/34	3,195	3,437
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	3.000%	5/15/46	610	587
Owensboro KY Electric Light & Power System
Revenue	5.000%	1/1/23 (4)	2,300	2,334
				44,144
Louisiana (0.7%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/39	380	437
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	100	103
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	130	144
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	625	712
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/26	795	977
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/20 (Prere.)	855	880
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22	2,405	2,652
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/22 (Prere.)	155	171
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	470	518
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	1,305	1,436
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	1,095	1,252
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	2,325	2,567
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/40	4,500	5,387
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	3,715	4,301
Louisiana Gasoline & Fuel Tax Revenue	4.000%	5/1/45	1,000	1,089
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	2,210	2,620
Louisiana GO	5.000%	7/15/20	515	534
Louisiana GO	5.000%	7/15/23	2,040	2,267
Louisiana GO	5.000%	7/15/24	475	528
Louisiana GO	5.000%	8/1/25	50	59
Louisiana GO	5.000%	8/1/27	500	615
Louisiana GO	4.000%	5/15/29	610	661
Louisiana GO	4.000%	2/1/33	5,020	5,436
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/43	100	110
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/44	400	446
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/51	150	169
Louisiana Public Facilities Authority Lease
Revenue	4.000%	1/1/56	100	105
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/56	2,290	2,565
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	865	903
				39,644

Maine (0.0%)
Maine GO	5.000%	6/1/21	500	536

Maryland (2.4%)
Baltimore MD Project Revenue	5.000%	7/1/38	60	68
Baltimore MD Project Revenue	5.000%	7/1/38	810	917
Baltimore MD Project Revenue	5.000%	7/1/41	660	702
Baltimore MD Project Revenue	5.000%	7/1/44	200	228
Howard County MD GO	5.000%	2/15/27	845	1,064
Howard County MD GO	3.000%	2/15/30	100	104
Maryland Department of Transportation
Revenue	5.000%	12/15/20	2,450	2,581
Maryland Department of Transportation
Revenue	4.000%	9/1/21	1,000	1,060
Maryland Department of Transportation
Revenue	5.000%	9/1/22	130	145
Maryland Department of Transportation
Revenue	5.000%	2/15/23	1,745	1,982
Maryland Department of Transportation
Revenue	5.000%	9/1/23	1,065	1,231
Maryland Department of Transportation
Revenue	5.000%	9/1/24	950	1,131
Maryland Department of Transportation
Revenue	4.000%	12/15/26	150	167
Maryland Department of Transportation
Revenue	5.000%	9/1/27	2,000	2,543
Maryland Department of Transportation
Revenue	4.000%	11/1/27	560	633
Maryland Department of Transportation
Revenue	4.000%	12/15/27	100	111
Maryland Department of Transportation
Revenue	3.000%	12/15/30	755	783
Maryland Department of Transportation
Revenue	3.500%	10/1/33	1,100	1,190
Maryland GO	5.000%	8/1/19 (Prere.)	200	200
Maryland GO	4.000%	3/15/20 (Prere.)	1,455	1,481
Maryland GO	4.000%	3/15/20 (Prere.)	125	127
Maryland GO	5.000%	6/1/20	135	139
Maryland GO	4.000%	8/1/20 (Prere.)	1,570	1,616
Maryland GO	5.000%	8/1/20	600	624
Maryland GO	5.000%	8/1/20	1,000	1,039
Maryland GO	5.000%	8/1/20 (Prere.)	520	540
Maryland GO	5.250%	8/1/20	2,000	2,084
Maryland GO	5.000%	3/1/21 (Prere.)	1,400	1,486
Maryland GO	5.000%	3/1/21 (Prere.)	1,480	1,571
Maryland GO	5.000%	3/1/21	125	133
Maryland GO	5.000%	3/1/21 (Prere.)	1,865	1,980
Maryland GO	4.500%	8/1/21	435	464
Maryland GO	5.000%	8/1/21 (Prere.)	100	108
Maryland GO	5.000%	8/1/21	150	162
Maryland GO	5.000%	8/1/21 (Prere.)	460	496
Maryland GO	5.000%	8/1/21 (Prere.)	100	108
Maryland GO	5.000%	8/1/21	3,985	4,294
Maryland GO	4.000%	3/1/22 (Prere.)	1,300	1,396
Maryland GO	5.000%	3/1/22 (Prere.)	250	275
Maryland GO	5.000%	3/15/22	1,000	1,101
Maryland GO	5.000%	6/1/22	840	932

Maryland GO	5.000%	8/1/22	4,925	5,492
Maryland GO	5.000%	8/1/22 (Prere.)	840	937
Maryland GO	5.000%	8/1/22	2,420	2,699
Maryland GO	5.000%	8/1/22	4,920	5,487
Maryland GO	5.000%	8/1/22 (Prere.)	350	390
Maryland GO	5.000%	3/1/23 (Prere.)	200	227
Maryland GO	5.000%	3/1/23 (Prere.)	730	829
Maryland GO	5.000%	3/1/23	215	244
Maryland GO	5.000%	3/1/23 (Prere.)	2,130	2,418
Maryland GO	5.000%	3/15/23	1,610	1,833
Maryland GO	5.000%	6/1/23	505	579
Maryland GO	5.000%	8/1/23	2,275	2,621
Maryland GO	5.000%	8/1/23	175	202
Maryland GO	5.000%	8/1/23 (Prere.)	115	132
Maryland GO	5.000%	3/15/24	1,500	1,761
Maryland GO	4.000%	8/1/24	1,845	2,101
Maryland GO	5.000%	8/1/24	245	291
Maryland GO	5.000%	8/1/24	5,175	6,146
Maryland GO	5.000%	3/15/25	1,750	2,113
Maryland GO	4.000%	6/1/25	2,790	3,158
Maryland GO	5.000%	3/15/26	1,355	1,675
Maryland GO	5.000%	6/1/26	1,310	1,537
Maryland GO	4.000%	8/1/26	1,000	1,109
Maryland GO	5.000%	8/1/26	4,725	5,889
Maryland GO	5.000%	8/1/26	2,030	2,530
Maryland GO	3.000%	3/1/27	350	358
Maryland GO	5.000%	3/15/27	1,630	2,057
Maryland GO	4.000%	6/1/27	1,000	1,124
Maryland GO	4.000%	8/1/27	960	1,061
Maryland GO	5.000%	8/1/27	610	776
Maryland GO	3.000%	3/1/28	295	301
Maryland GO	4.000%	6/1/28	2,075	2,327
Maryland GO	5.000%	3/15/29	3,025	3,873
Maryland GO	4.000%	8/1/29	1,100	1,208
Maryland GO	3.000%	3/1/30	200	208
Maryland GO	4.000%	8/1/32	6,645	7,752
Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction &
Revitalization Program Revenue Bonds)	5.000%	5/1/41	2,650	3,096
Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction &
Revitalization Program Revenue Bonds)	5.000%	5/1/42	1,000	1,195
Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction &
Revitalization Program Revenue Bonds)	5.000%	5/1/46	950	1,103
Maryland Transportation Authority Facilities
Projects Revenue	4.000%	7/1/26	1,200	1,293
Montgomery County MD GO	5.000%	7/1/21	245	263
Montgomery County MD GO	5.000%	11/1/23	2,955	3,431
Montgomery County MD GO	5.000%	11/1/24	100	120
Montgomery County MD GO	5.000%	11/1/24 (Prere.)	115	137
Montgomery County MD GO	5.000%	11/1/24 (Prere.)	755	903
Montgomery County MD GO	5.000%	11/1/25	1,000	1,192
Montgomery County MD GO	5.000%	10/1/27	3,020	3,855
Prince George’s County MD Consolidated Public
Improvement GO	4.000%	7/15/30	5,145	6,063

Prince George’s County MD Consolidated Public
Improvement GO	3.000%	7/15/35	1,620	1,687
Prince George’s County MD Consolidated Public
Improvement GO	3.000%	7/15/36	1,980	2,045
				138,824
Massachusetts (5.1%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/20	3,410	3,533
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	52
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	670	737
Massachusetts Bay Transportation Authority
Revenue	5.000%	7/1/25	890	1,079
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/25	165	201
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/28	2,750	3,547
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	155	207
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,000	1,099
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	1,545	1,597
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	2,470	2,872
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/41	3,650	4,375
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	3,225	3,729
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	1,180	1,199
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	1,000	1,016
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,400	5,481
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	810	822
Massachusetts Development Finance Agency
Revenue (Boston College)	4.000%	7/1/42	930	1,019
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	850	914
Massachusetts Development Finance Agency
Revenue (Brandeis University)	5.000%	10/1/35	835	840
Massachusetts Development Finance Agency
Revenue (Dartmouth Student Housing
Project)	5.000%	10/1/48	1,185	1,368
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	4,855
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	1,030	1,142
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	500	568
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/30	780	916
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/32	980	1,139

Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	500	566
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,130	1,183
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/22	290	324
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/24	150	179
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/29	1,000	1,165
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	1,360	1,880
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	1,315	1,858
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/29	500	605
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/48	3,000	3,471
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	380	428
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	75	89
Massachusetts Federal Highway Revenue	5.000%	6/15/26	1,055	1,276
Massachusetts GO	5.000%	8/1/19	600	600
Massachusetts GO	5.000%	4/1/20	2,500	2,565
Massachusetts GO	5.250%	8/1/20	165	172
Massachusetts GO	5.250%	8/1/20 (4)	5,000	5,209
Massachusetts GO	5.500%	10/1/20 (14)	3,200	3,365
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	106
Massachusetts GO	5.000%	4/1/21 (Prere.)	200	213
Massachusetts GO	5.000%	8/1/21 (Prere.)	310	334
Massachusetts GO	5.250%	8/1/21	75	81
Massachusetts GO	5.250%	9/1/21 (4)	560	608
Massachusetts GO	5.000%	10/1/21 (Prere.)	150	163
Massachusetts GO	5.000%	12/1/21 (Prere.)	1,010	1,101
Massachusetts GO	5.000%	3/1/22	1,935	2,128
Massachusetts GO	5.000%	7/1/22	760	845
Massachusetts GO	5.000%	7/1/22 (Prere.)	450	500
Massachusetts GO	5.000%	7/1/22 (Prere.)	160	178
Massachusetts GO	5.000%	7/1/22 (Prere.)	1,585	1,763
Massachusetts GO	5.000%	7/1/22 (Prere.)	4,000	4,449
Massachusetts GO	5.000%	7/1/22	4,000	4,450
Massachusetts GO	5.000%	8/1/22	2,705	3,017
Massachusetts GO	5.000%	8/1/22	1,145	1,277
Massachusetts GO	5.250%	8/1/22	345	387
Massachusetts GO	5.000%	10/1/22	405	454
Massachusetts GO	5.000%	11/1/22 (Prere.)	1,000	1,123
Massachusetts GO	5.000%	11/1/22 (Prere.)	205	230
Massachusetts GO	5.000%	11/1/22 (Prere.)	300	337
Massachusetts GO	5.000%	3/1/23	535	608
Massachusetts GO	5.000%	7/1/23	770	885
Massachusetts GO	5.000%	7/1/23	460	529
Massachusetts GO	5.000%	8/1/23	340	392
Massachusetts GO	5.250%	8/1/23	975	1,133
Massachusetts GO	5.000%	7/1/24	3,590	4,251
Massachusetts GO	5.000%	12/1/24	3,930	4,707
Massachusetts GO	4.000%	5/1/25	1,000	1,099

Massachusetts GO	5.000%	7/1/25	1,635	1,984
Massachusetts GO	5.000%	7/1/25	325	394
Massachusetts GO	5.000%	8/1/25	325	395
Massachusetts GO	5.250%	9/1/25 (4)	540	666
Massachusetts GO	5.000%	10/1/25	235	287
Massachusetts GO	5.000%	10/1/25	1,685	2,057
Massachusetts GO	5.000%	10/1/26	480	598
Massachusetts GO	5.000%	7/1/27	860	1,088
Massachusetts GO	5.000%	7/1/27	1,025	1,296
Massachusetts GO	4.000%	10/1/27	225	232
Massachusetts GO	5.000%	7/1/29	485	593
Massachusetts GO	4.000%	11/1/29	110	119
Massachusetts GO	5.000%	5/1/30	1,500	1,697
Massachusetts GO	5.000%	7/1/30	505	601
Massachusetts GO	5.500%	8/1/30 (2)	645	879
Massachusetts GO	4.000%	7/1/31	200	213
Massachusetts GO	5.000%	7/1/31	4,600	5,579
Massachusetts GO	4.000%	12/1/32	2,465	2,591
Massachusetts GO	5.000%	7/1/33	100	118
Massachusetts GO	4.000%	9/1/33	8,575	9,637
Massachusetts GO	5.000%	2/1/35	120	145
Massachusetts GO	5.000%	7/1/35	1,000	1,175
Massachusetts GO	5.000%	8/1/35	100	107
Massachusetts GO	4.000%	9/1/35	655	729
Massachusetts GO	3.375%	10/1/35	200	202
Massachusetts GO	3.000%	11/1/35	5,495	5,632
Massachusetts GO	5.000%	12/1/35	120	145
Massachusetts GO	5.000%	1/1/36	890	1,114
Massachusetts GO	5.000%	7/1/36	940	1,102
Massachusetts GO	4.000%	9/1/37	100	111
Massachusetts GO	4.000%	9/1/37	200	220
Massachusetts GO	5.000%	12/1/38	750	899
Massachusetts GO	4.250%	12/1/39	1,525	1,597
Massachusetts GO	4.000%	5/1/40	150	159
Massachusetts GO	5.000%	3/1/41	3,200	3,623
Massachusetts GO	3.000%	4/1/41	645	645
Massachusetts GO	5.000%	11/1/41	1,950	2,356
Massachusetts GO	4.500%	8/1/43	10,000	10,522
Massachusetts GO	4.500%	12/1/43	4,000	4,244
Massachusetts GO	5.000%	1/1/44	3,175	3,806
Massachusetts GO	4.000%	2/1/44	500	547
Massachusetts GO	3.000%	4/1/44	635	634
Massachusetts GO	5.000%	7/1/45	400	462
Massachusetts GO	4.000%	2/1/46	1,000	1,091
Massachusetts GO	5.000%	3/1/46	1,000	1,129
Massachusetts GO	4.000%	4/1/46	1,880	2,020
Massachusetts GO	5.000%	5/1/46	5,000	6,116
Massachusetts GO	3.000%	9/1/46	4,795	4,776
Massachusetts GO	5.250%	4/1/47	200	241
Massachusetts GO	5.000%	1/1/49	5,000	6,068
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music,
Inc.)	5.000%	10/1/37	10	10
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	335	340
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	125	176

Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/35	750	778
Massachusetts Port Authority Revenue	5.000%	7/1/45	175	202
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	75	75
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/19	670	675
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	125	135
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21	420	456
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	3,560	3,978
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	4,380	4,891
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,440	3,835
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	260	290
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	3.050%	8/15/28	1,135	1,216
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	1,270	1,411
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	1,400	1,553
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,000	1,190
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	298
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,575	3,882
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/35	2,450	2,749
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	1,330	1,436
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	2/15/43	500	550
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/43	2,375	2,671
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	2,435	2,875
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	2/15/48	7,625	9,292
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	2/15/49	3,000	3,465
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	140	188
Massachusetts Transportation Fund Revenue	5.000%	6/1/26	165	205
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	300	326
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/41	1,750	2,061
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	161
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	100	100

Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	3,000	3,121
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	6,820	7,866
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	945	1,123
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/38	2,450	2,450
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	210
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	170
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)(ETM)	10	10
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	320	334
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (ETM)	15	16
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	120	129
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/21 (4)	865	941
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/24	1,000	1,078
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	190	231
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	80	110
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	245	272
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	140	155
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	548
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	10,085	11,975
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	3,750	4,134
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	100	108
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	1,310	1,402
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	295	327
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	4,320	5,077
University of Massachusetts Building Authority
Revenue	5.250%	11/1/42	135	166
				292,654
Michigan (1.5%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	130	163
Detroit MI City School District GO	5.250%	5/1/30 (4)	3,220	4,242
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	164
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	5,000	5,437
Detroit MI Water Supply System Revenue	5.250%	7/1/41	500	532

Downriver MI Utility Wastewater Authority
Revenue	5.000%	4/1/43 (4)	750	876
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/27	155	189
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/33	620	738
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	1,775	2,063
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	267
Holland MI Electric Utility System Revenue	5.000%	7/1/33	780	831
Holland MI Electric Utility System Revenue	5.000%	7/1/39	3,170	3,372
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/28	500	567
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	240	269
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/37	975	1,036
Lansing MI Board of Water & Light Utility
System Revenue	5.500%	7/1/41	250	269
Michigan Building Authority Revenue	5.000%	4/15/22	610	673
Michigan Building Authority Revenue	5.000%	4/15/23	235	268
Michigan Building Authority Revenue	5.250%	10/15/24 (12)	2,000	2,017
Michigan Building Authority Revenue	5.000%	4/15/28	100	121
Michigan Building Authority Revenue	5.000%	10/15/29	75	85
Michigan Building Authority Revenue	5.000%	10/15/32	2,525	3,042
Michigan Building Authority Revenue	5.000%	4/15/33	485	575
Michigan Building Authority Revenue	5.000%	10/15/33	390	469
Michigan Building Authority Revenue	5.375%	10/15/36	9,855	10,683
Michigan Building Authority Revenue	5.000%	4/15/38	3,070	3,579
Michigan Building Authority Revenue	5.000%	4/15/41	500	587
Michigan Building Authority Revenue	5.500%	10/15/45	3,000	3,233
Michigan Building Authority Revenue	5.000%	10/15/50	110	128
Michigan Building Authority Revenue	5.000%	10/15/51	500	580
Michigan Finance Authority Revenue	5.000%	4/1/20	300	307
Michigan Finance Authority Revenue	5.000%	4/1/21	250	265
Michigan Finance Authority Revenue	5.000%	10/1/39	2,910	3,315
Michigan Finance Authority Revenue	5.000%	11/1/43	1,500	1,799
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	3,700	3,828
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	400	470
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	250	294
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	420	492
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	1,000	1,171
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	250	296
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	886
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	115	132
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	250	290

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	700	809
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	985	1,142
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	750	865
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	250	269
Michigan Finance Authority Revenue (Great
Lakes Water Authority Water Supply System)	5.000%	7/1/23 (4)	1,645	1,881
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	1,250	1,401
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	112
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/21	10	10
Michigan GAN	5.000%	3/15/22	770	846
Michigan GAN	5.000%	3/15/23	3,235	3,666
Michigan GAN	5.000%	3/15/24	315	368
Michigan GAN	5.000%	3/15/25	970	1,161
Michigan GAN	5.000%	3/15/26	680	833
Michigan GAN	5.000%	3/15/27	595	742
Michigan GO	4.000%	5/1/29	3,000	3,477
Michigan State University Revenue	5.000%	8/15/38	3,230	3,604
Michigan State University Revenue	4.000%	2/15/44	1,875	2,099
Michigan State University Revenue	5.000%	2/15/48	1,500	1,820
Michigan Strategic Fund Limited Obligation
Revenue (Cadillac Place Project)	5.250%	10/15/31	315	340
Michigan Trunk Line Revenue	5.000%	11/1/19	50	50
University of Michigan Revenue	5.000%	4/1/23	200	228
University of Michigan Revenue	5.000%	4/1/40	1,000	1,183
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/25	1,325	1,487
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	255	281
				89,274
Minnesota (0.8%)
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	500	581
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	700	837
Minnesota General Fund Revenue	5.000%	3/1/22	455	500
Minnesota General Fund Revenue	5.000%	3/1/27	835	914
Minnesota General Fund Revenue	5.000%	3/1/29	815	890
Minnesota General Fund Revenue	5.000%	6/1/32	2,070	2,340
Minnesota General Fund Revenue	5.000%	6/1/43	1,980	2,217
Minnesota GO	5.000%	11/1/19	75	76
Minnesota GO	4.000%	8/1/20 (Prere.)	2,400	2,468
Minnesota GO	5.000%	8/1/20	500	520
Minnesota GO	5.000%	8/1/20 (Prere.)	2,825	2,933
Minnesota GO	5.000%	8/1/20 (Prere.)	375	389
Minnesota GO	5.000%	8/1/20 (Prere.)	5	5
Minnesota GO	5.000%	8/1/21	3,100	3,341
Minnesota GO	5.000%	8/1/21	505	525
Minnesota GO	5.000%	8/1/21	2,940	3,168
Minnesota GO	5.000%	8/1/22	100	112
Minnesota GO	5.000%	8/1/23	6,375	7,356

Minnesota GO	5.000%	8/1/24	2,345	2,786
Minnesota GO	5.000%	8/1/24	4,170	4,954
Minnesota GO	4.000%	10/1/24	860	958
Minnesota GO	5.000%	10/1/24	1,000	1,194
Minnesota GO	5.000%	8/1/27	2,605	3,148
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40	415	468
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/23	1,125	1,278
Scott County MN GO	3.000%	12/1/36	1,645	1,699
				45,657
Mississippi (0.3%)
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	715	744
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	500	521
Mississippi GO	5.000%	10/1/19	2,000	2,013
Mississippi GO	5.000%	10/1/20	520	544
Mississippi GO	5.000%	10/1/21 (Prere.)	1,355	1,468
Mississippi GO	5.000%	11/1/21	465	505
Mississippi GO	5.000%	10/1/26	3,215	3,897
Mississippi GO	5.000%	10/1/27	730	927
Mississippi GO	5.000%	10/1/28	1,120	1,413
Mississippi GO	5.000%	10/1/34	115	141
Mississippi GO	4.000%	10/1/35	3,675	4,168
Mississippi GO	4.000%	10/1/36	1,240	1,401
				17,742
Missouri (0.3%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/28	250	250
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	2,100	2,333
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	270	313
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	568
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/23 (Prere.)	50	57
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/42	1,340	1,603
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	1,010	1,040
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	1,115	1,234
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	295	337
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	3,075	3,621
Springfield MO Public Utility Revenue	5.000%	8/1/20	250	260
Springfield MO Public Utility Revenue	5.000%	8/1/26	395	479
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	145
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.500%	7/1/30 (14)	140	190
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	1,610	1,746

St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	610	702
				14,878
Nebraska (0.2%)
Douglas County NE School District No. 1 GO
(Omaha Public Schools)	4.000%	12/15/31	6,100	7,048
Nebraska GO (Lincoln-West Haymarket Joint
Public Agency)	5.000%	12/15/42	50	54
Nebraska Public Power District Revenue	5.000%	1/1/40	1,535	1,645
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	150	159
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/22 (Prere.)	2,065	2,261
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/28	625	761
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/31	180	209
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/38	175	187
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	1,480	1,626
Omaha NE Public Power District Electric
Revenue	5.250%	2/1/42	135	156
				14,106
Nevada (1.0%)
Clark County NV Airport Improvement Revenue	5.125%	7/1/36	5,225	5,303
Clark County NV GO	5.000%	11/1/19	125	126
Clark County NV GO	5.000%	11/1/21	100	109
Clark County NV GO	5.000%	11/1/27	175	217
Clark County NV GO	5.000%	12/1/28	2,400	2,430
Clark County NV GO	4.000%	6/1/31	565	647
Clark County NV GO	4.000%	11/1/31	860	976
Clark County NV GO	4.000%	11/1/32	990	1,120
Clark County NV GO	3.000%	11/1/38	2,595	2,613
Clark County NV GO	4.000%	7/1/44	5,000	5,436
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	610	619
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.125%	7/1/34	1,490	1,513
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/39 (4)	175	178
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/42	135	137
Clark County NV School District GO	5.000%	6/15/20	175	181
Clark County NV School District GO	5.000%	6/15/21	1,105	1,183
Clark County NV School District GO	5.000%	6/15/23	215	245
Clark County NV School District GO	5.000%	6/15/23	6,290	7,163
Clark County NV School District GO	5.000%	6/15/23	2,000	2,278
Clark County NV School District GO	5.000%	6/15/25	1,655	1,983
Clark County NV School District GO	5.000%	6/15/25	1,725	2,067
Clark County NV School District GO	5.000%	6/15/25	1,415	1,696
Clark County NV School District GO	5.000%	6/15/26	100	121
Clark County NV School District GO	5.000%	6/15/27	1,085	1,296

Clark County NV School District GO	5.000%	6/15/28	2,070	2,465
Clark County NV School District GO	3.000%	6/15/39 (4)	3,000	3,001
Clark County NV Water Reclamation District GO	5.000%	7/1/23	325	373
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	175	212
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	160	193
Las Vegas Valley Water District Nevada GO	5.000%	6/1/33	500	583
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34	250	291
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37	520	570
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	3,035	3,223
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	645	671
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	1,020	1,114
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	3/1/22	225	247
Nevada Capital Improvement GO	5.000%	4/1/20	250	257
Nevada GO	5.000%	4/1/24	60	70
Nevada GO	5.000%	11/1/24	140	167
Nevada GO	5.000%	11/1/26	510	612
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/20	1,000	1,052
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25	205	251
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/26	185	229
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/27	385	473
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/30	355	439
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/31	635	781
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	100	113
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/33	200	240
				57,264
New Hampshire (0.0%)
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	550	572

New Jersey (4.7%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.125%	11/1/19 (4)	135	136
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	520	542
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/21 (4)	585	634
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22	700	777
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/27 (4)	755	634

Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	500	407
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	100	117
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	660	773
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	140	157
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	1,495	1,672
New Jersey Economic Development Authority
Revenue	5.000%	12/15/19 (ETM)	485	492
New Jersey Economic Development Authority
Revenue	5.000%	12/15/19	1,240	1,256
New Jersey Economic Development Authority
Revenue	5.000%	11/1/20	2,110	2,201
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	200	219
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	550	610
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	310	336
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	885	995
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	770	840
New Jersey Economic Development Authority
Revenue	4.000%	11/1/25	405	447
New Jersey Economic Development Authority
Revenue	5.000%	11/1/26	1,860	2,218
New Jersey Economic Development Authority
Revenue	5.250%	6/15/27	3,030	3,517
New Jersey Economic Development Authority
Revenue	5.250%	6/15/29	5,000	5,761
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	3,100	3,722
New Jersey Economic Development Authority
Revenue	4.000%	6/15/30	140	148
New Jersey Economic Development Authority
Revenue	5.000%	6/15/36	240	272
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	620	693
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	1,000	1,123
New Jersey Economic Development Authority
Revenue	4.625%	6/15/48	2,000	2,174
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/22	1,480	1,617
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,665	2,903
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	835	907
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	338
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	250	269

New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/27 (15)	4,215	5,150
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/32	1,000	1,075
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	1,425	1,643
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (ETM)	1,130	1,134
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (ETM)	235	236
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	590	599
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	220	224
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	760	791
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	240	250
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/21	510	538
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	300	319
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	105	112
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	2,145	2,262
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	100	109
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	725	787
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	1,335	1,450
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	1,590	1,774
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	420	443
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	3.000%	3/1/24	710	724
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	1,210	1,342
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	250	265
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	285	308
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,195	2,419
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	470	497
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	920	1,010
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	500	539
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.250%	6/15/26	2,195	2,418
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	2,855	3,275

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	355	401
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	305	328
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	475	520
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	121
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/27	265	298
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.000%	11/1/27	655	729
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	600	655
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	285	311
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	1,710	1,858
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	100	111
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	1,110	1,239
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/35	375	417
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/36	160	178
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	150	160
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	250	272
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	100	107
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/19	350	353
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/21	4,310	4,642
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/23	250	284
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/25	640	752
New Jersey Educational Facilities Authority
Revenue (Higher Education Capital
Improvement Fund)	4.000%	9/1/25	195	215
New Jersey GO	5.000%	6/1/20	300	310
New Jersey GO	5.000%	8/15/20	500	520
New Jersey GO	5.000%	6/1/22	700	774
New Jersey GO	5.000%	6/1/28	125	148
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	200	206
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	100	113

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	200	236
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,130	1,356
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	1,360	1,619
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,650	1,950
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,505	1,779
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	12/15/29	5,000	6,022
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	150	176
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,800	2,111
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	4,200	4,888
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	0.000%	12/15/35 (2)	440	261
New Jersey Transportation Trust Fund Authority
Revenue	0.000%	12/15/27 (14)	870	708
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/32	4,000	4,737
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/33	2,435	2,866
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/34	7,435	8,703
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/35	1,145	1,333
New Jersey Transportation Trust Fund Authority
Revenue	5.000%	12/15/36	1,270	1,474
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/23	325	347
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	580	631
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	630	696
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	350	386
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	1,085	1,174
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/29	455	526
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/30	335	370
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.000%	6/15/31	120	124
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	750	805
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	145	155
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	800	867
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	170	95

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	1,065	1,155
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	450	492
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	2,135	2,272
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	140	156
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/43	3,925	4,575
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	400	435
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	1,610	1,729
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	445	489
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	50	55
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,000	5,681
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	800	810
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	507
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	325	329
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/19 (14)	175	178
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	225	232
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	120	126
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	480	506
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	740	809
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	137
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	800	897
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,085	1,229
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (4)	1,280	1,453
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (14)	5,000	5,646
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/23	115	126
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	980	1,117
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	355	408
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	240	276
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	600	690

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	425	497
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	161
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/24 (2)	885	795
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	650	753
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,055	916
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	450	480
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	1,945	1,636
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	825	691
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	2,010	1,571
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	2,945	2,289
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	1,925	1,496
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	1,565	1,175
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	4,065	3,114
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	1,725	1,241
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30 (14)	1,295	942
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	565	601
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	1,190	829
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	2,175	1,496
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	880	984
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	875	989
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	2,255	1,533
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	1,160	768
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	825	525
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	1,520	968
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	1,190	726
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	1,735	1,856
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	1,075	628
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	264

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36 (2)	760	432
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	3,340	1,788
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,085	581
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	1,595	816
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	595	305
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	4,025	1,972
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	1,670	783
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	1,105	1,166
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	370	387
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	2,225	2,360
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	1,885	1,916
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	380	386
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	1,055	1,072
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	385	421
New Jersey Turnpike Authority Revenue	5.000%	1/1/22 (Prere.)	965	1,055
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	1,250	1,363
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	875	973
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	175	195
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	925	1,029
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	485	539
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	960	1,068
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	50	56
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	150	167
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	100	111
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	6,510	7,240
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	415	467
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	265	298
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	730	858
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	365	455
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	300	374
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	365	410
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	320	406
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	475	557
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	2,000	2,246
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	560	691
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	260	304
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	260	319
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	500	628
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	535	622
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	480	556
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	300	352
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,435	1,657
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	105	125
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	110	133
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	425	496
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	500	616
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	440	507

New Jersey Turnpike Authority Revenue	5.000%	1/1/34	440	512
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	830	1,001
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	2,470	2,841
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	580	651
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	4,695	5,682
New Jersey Turnpike Authority Revenue	3.250%	1/1/38	1,160	1,207
New Jersey Turnpike Authority Revenue	5.000%	1/1/40	3,685	4,422
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	1,495	1,643
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	500	545
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	5,680	6,468
New Jersey Turnpike Authority Revenue	4.000%	1/1/48	2,200	2,425
New Jersey Turnpike Authority Revenue	5.000%	1/1/48	1,000	1,209
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	5.000%	1/1/32 (14)	425	531
North Hudson NJ Sewerage Authority Revenue	0.000%	8/1/25 (14)(ETM)	2,000	1,819
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	130	135
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	80	89
				267,894
New Mexico (0.1%)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/20	1,420	1,468
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	550	590
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/22	325	360
New Mexico Severance Tax Revenue	4.000%	7/1/20	2,260	2,321
New Mexico Severance Tax Revenue	4.000%	7/1/21	150	158
New Mexico Severance Tax Revenue	4.000%	7/1/22	170	184
				5,081
New York (20.4%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	175	66
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	87
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/21 (Prere.)	15	16
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/32	540	667
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/33	500	615
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/34	500	612
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/36	525	587
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/37	760	920
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/39	500	601
Hudson Yards Infrastructure Corp. New York
Revenue	4.000%	2/15/44	3,050	3,342
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/45	1,025	1,218

Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	285	301
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	590	629
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21 (Prere.)	600	642
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21 (Prere.)	2,025	2,166
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/22 (4)	110	106
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/26 (4)	110	96
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	100	111
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/28 (4)	290	239
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	310	387
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,700	2,074
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	500	547
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	710	774
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	1,000	1,133
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/45	210	242
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/47	2,705	3,217
Metropolitan Transportation Authority NY BAN	5.000%	5/15/21	10,000	10,652
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/24	1,015	1,202
Metropolitan Transportation Authority NY
Revenue	5.000%	11/15/24	1,235	1,462
Metropolitan Transportation Authority NY
Revenue PUT	5.000%	11/15/24	2,200	2,592
Metropolitan Transportation Authority NY
Revenue	0.000%	11/15/33	3,135	2,140
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	4.000%	7/1/43	350	383
Nassau County NY GO	5.000%	1/1/22	100	109
Nassau County NY GO	5.000%	10/1/27	900	1,128
Nassau County NY GO	5.000%	4/1/39	250	276
Nassau County NY GO	5.000%	4/1/43	390	430
New York City NY GO	4.000%	8/1/19	90	90
New York City NY GO	5.000%	8/1/19	175	175
New York City NY GO	5.000%	8/1/19	395	395
New York City NY GO	5.000%	8/1/19	500	500
New York City NY GO	5.000%	8/1/19	500	500
New York City NY GO	5.000%	8/1/19	945	945
New York City NY GO	5.000%	8/1/19	860	860
New York City NY GO	5.000%	8/1/19	635	635
New York City NY GO	5.000%	8/1/19	495	495
New York City NY GO	5.000%	8/1/19	600	600
New York City NY GO	5.000%	8/1/20	1,150	1,196
New York City NY GO	5.000%	8/1/20	215	224

New York City NY GO	5.000%	8/1/20	975	1,014
New York City NY GO	5.000%	8/1/20	3,800	3,951
New York City NY GO	5.000%	8/1/20	755	785
New York City NY GO	5.000%	8/1/20	690	717
New York City NY GO	5.000%	8/1/20	1,455	1,513
New York City NY GO	5.000%	8/1/20	1,325	1,378
New York City NY GO	5.000%	8/1/20	1,505	1,565
New York City NY GO	5.000%	4/1/21 (ETM)	1,890	2,015
New York City NY GO	5.000%	8/1/21	2,605	2,807
New York City NY GO	5.000%	8/1/21	175	189
New York City NY GO	5.000%	8/1/21	715	771
New York City NY GO	5.000%	8/1/21	3,670	3,955
New York City NY GO	5.000%	8/1/21	315	339
New York City NY GO	5.000%	8/1/21	2,705	2,915
New York City NY GO	5.000%	8/1/21	240	259
New York City NY GO	5.000%	8/1/21	765	824
New York City NY GO	5.000%	8/1/21	125	135
New York City NY GO	5.000%	8/1/21	180	181
New York City NY GO	5.000%	8/1/21	100	108
New York City NY GO	5.000%	8/1/21	1,000	1,078
New York City NY GO	5.000%	8/1/22	300	334
New York City NY GO	5.000%	8/1/22	1,515	1,689
New York City NY GO	5.000%	8/1/22	5,000	5,574
New York City NY GO	5.000%	8/1/22	170	190
New York City NY GO	5.000%	8/1/22	195	217
New York City NY GO	5.000%	8/1/22	700	780
New York City NY GO	5.000%	8/1/22	395	440
New York City NY GO	5.000%	8/1/22	215	240
New York City NY GO	5.000%	8/1/22	3,495	3,897
New York City NY GO	5.000%	8/1/22	2,350	2,577
New York City NY GO	5.000%	8/1/22	1,000	1,115
New York City NY GO	5.000%	8/1/22	535	596
New York City NY GO	5.000%	4/1/23	2,105	2,323
New York City NY GO	5.000%	8/1/23	125	125
New York City NY GO	5.000%	8/1/23	250	270
New York City NY GO	5.000%	8/1/23	5,000	5,758
New York City NY GO	5.000%	8/1/23	290	334
New York City NY GO	5.000%	8/1/23	175	202
New York City NY GO	5.000%	8/1/23	2,875	3,311
New York City NY GO	5.000%	8/1/23	1,440	1,658
New York City NY GO	5.000%	8/1/24	660	783
New York City NY GO	5.000%	8/1/24	150	173
New York City NY GO	5.000%	8/1/24	5,965	7,074
New York City NY GO	5.000%	8/1/24	830	984
New York City NY GO	5.000%	8/1/24	710	842
New York City NY GO	5.000%	8/1/24	310	346
New York City NY GO	5.000%	8/1/24	210	234
New York City NY GO	5.000%	8/1/24	1,275	1,512
New York City NY GO	5.000%	8/1/24	1,795	2,129
New York City NY GO	5.000%	8/1/24	1,000	1,186
New York City NY GO	5.000%	8/1/25	225	270
New York City NY GO	5.000%	8/1/25	585	712
New York City NY GO	5.000%	8/1/25	1,030	1,253
New York City NY GO	5.000%	8/1/25	200	226
New York City NY GO	5.000%	8/1/25	615	706
New York City NY GO	5.000%	8/1/25	325	395
New York City NY GO	5.000%	8/1/25	1,080	1,314

New York City NY GO	5.000%	8/1/25	1,270	1,369
New York City NY GO	5.000%	8/1/25	170	201
New York City NY GO	5.000%	8/1/25	465	566
New York City NY GO	5.000%	8/1/26	250	311
New York City NY GO	5.000%	8/1/26	1,140	1,382
New York City NY GO	5.000%	8/1/26	500	557
New York City NY GO	5.000%	8/1/26	1,235	1,516
New York City NY GO	5.000%	3/1/27	1,635	1,905
New York City NY GO	5.000%	4/1/27	275	303
New York City NY GO	5.000%	8/1/27	775	947
New York City NY GO	5.000%	8/1/27	320	386
New York City NY GO	5.000%	8/1/27	1,255	1,494
New York City NY GO	5.000%	8/1/28	975	1,216
New York City NY GO	5.000%	8/1/28	510	653
New York City NY GO	5.000%	8/1/28	55	66
New York City NY GO	5.000%	8/1/28	2,635	2,969
New York City NY GO	5.000%	8/1/28	195	241
New York City NY GO	5.000%	8/1/28	330	392
New York City NY GO	5.000%	10/1/28	735	822
New York City NY GO	5.000%	8/1/29	100	111
New York City NY GO	5.000%	8/1/29	365	432
New York City NY GO	5.000%	8/1/29	285	326
New York City NY GO	5.000%	8/1/29	600	675
New York City NY GO	5.000%	8/1/29	7,630	8,471
New York City NY GO	5.000%	8/1/29	4,740	5,813
New York City NY GO	5.000%	3/1/30	125	141
New York City NY GO	5.000%	8/1/30	3,455	4,206
New York City NY GO	5.000%	8/1/30	445	560
New York City NY GO	5.000%	8/1/30	2,030	2,471
New York City NY GO	5.000%	10/1/30	690	746
New York City NY GO	5.250%	10/1/31	5,500	6,936
New York City NY GO	5.000%	8/1/32	110	128
New York City NY GO	5.000%	10/1/32	185	200
New York City NY GO	5.000%	8/1/33	1,000	1,135
New York City NY GO	5.000%	8/1/35	70	75
New York City NY GO	5.000%	10/1/35	500	612
New York City NY GO	5.000%	12/1/35	820	988
New York City NY GO	5.000%	6/1/36	100	117
New York City NY GO	5.000%	10/1/38	3,475	4,207
New York City NY GO	5.000%	12/1/41	515	610
New York City NY GO	4.000%	12/1/43	265	291
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.950%	11/1/48	2,000	2,105
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	2,495	2,505
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	4.750%	1/1/42 (2)	10	10
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	100	100

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.500%	3/1/39 (3)	790	791
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/44 (12)	150	65
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	130	130
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	565	568
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	120	121
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	12/15/20 (Prere.)	7,725	8,190
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	12/15/20 (Prere.)	1,425	1,513
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	910	978
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	1,000	1,074
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/21 (Prere.)	225	242
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	12/15/21 (Prere.)	440	481
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	12/15/21 (Prere.)	685	753
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/23 (Prere.)	965	1,112
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25	27
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	276
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	238
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	2,555	2,845
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	205	212
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	2,085	2,226
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	1,500	1,815
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	170	186
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	510	578
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,180	1,298
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,000	1,202
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	1,190	1,347
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	100	116

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	3,000	3,593
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	960	1,110
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	500	606
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,040	5,830
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	3,500	4,174
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	865	1,016
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/37	4,455	5,519
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	394
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,226
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	800	963
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39	2,345	2,588
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	3,630	4,165
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	210	245
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,465	2,881
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	455	532
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,650	1,951
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,470	1,735
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/40	1,610	1,701
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/41	9,000	10,119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	3,955	4,177
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	1,470	1,590
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	115	131
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	190	199
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	375	408
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	155	177
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	2,495	2,698
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	470	506
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.625%	6/15/46	3,000	3,247

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	6,850	7,658
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	200	234
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	2,365	2,693
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	296
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	279
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	12,280	13,545
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	1,080	1,206
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/48	500	592
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	875	962
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/49	3,100	3,455
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/49	1,500	1,801
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/49	2,500	3,074
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	640	724
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	260	283
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	570	643
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	780	931
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	875	1,041
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	720	854
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	335	397
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	1,145	1,353
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	1,855	2,188
New York City NY Sales Tax Asset Receivable
Corp. Revenue	4.000%	10/15/32	3,500	3,942
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21	15	16
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21 (ETM)	100	108
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	160	172
New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	105
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	790	996
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	1,610	2,018

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	800	886
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	130	156
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	170	182
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	430	475
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	140	155
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	750	884
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	2,040	2,482
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/35	1,000	1,258
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	265	296
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/36	725	796
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	4,000	4,934
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	107
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	250	290
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	6,185	7,310
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	2,250	2,765
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/38	1,000	1,122
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	1,230	1,334
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	4,120	4,804
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	1,165	1,343
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	215	252
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	4,260	4,890
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	2,110	2,557
New York City NY Transitional Finance Authority
Building Aid Revenue	3.500%	7/15/47	1,395	1,442
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	100	101
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19 (Prere.)	55	56
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	310	313
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	475	498
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	240	252

New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/20 (Prere.)	205	216
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	235	254
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	350	381
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	170	185
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	415	452
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/22	470	500
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	115	130
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	385	434
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	310	337
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/24	2,385	2,843
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	595	646
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	2,090	2,289
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/25	140	156
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	1,860	2,250
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	245	301
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	630	759
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	125	140
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/27	555	655
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	115	138
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	160	195
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,295	2,591
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	110	130
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	845	1,064
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/29	455	555
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	3,175	3,971
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	4,850	5,422
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	285	353
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	325	368

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	205	256
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	1,075	1,318
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	1,505	1,790
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	655	790
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	60	68
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	300	351
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	810	969
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	720	843
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	170	184
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	223
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	255	285
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	2,510	3,029
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	4,210	5,178
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	150	175
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	125	152
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	905	1,078
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	112
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	905	980
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	510	591
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	220	265
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	140	163
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	400	419
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	465	522
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	2,445	2,932
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	395	459
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	590	699
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	2,000	2,410
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	195	232

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	100	119
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	350	369
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	595	735
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	3,295	3,826
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	660	783
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	705	849
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	705	785
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/36	360	399
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	1,335	1,548
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	5,615	6,613
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	1,270	1,464
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	245	294
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/37	1,000	1,117
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/37	2,565	3,050
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	3,110	3,649
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	1,615	1,905
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	1,090	1,245
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	2,185	2,444
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	1,500	1,504
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/38	900	1,041
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	4,760	5,394
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,730	8,347
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/39	350	382
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/39	690	760
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	4,895	5,656
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	11/1/39	5,000	5,636
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,355	3,508
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/40	1,050	1,234

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	8,050	9,502
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	6,130	7,067
New York City NY Transitional Finance Authority
Revenue	5.000%	5/1/41	2,875	3,478
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/42	150	164
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	225	246
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	5,600	6,239
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	3,125	3,596
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/42	495	558
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/43	5,250	6,212
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/44	750	819
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/45	3,010	3,584
New York City NY Transitional Finance Authority
Revenue	4.000%	8/1/39	4,250	4,761
New York Convention Center Development
Corp. Revenue	0.000%	11/15/39 (4)	500	271
New York Convention Center Development
Corp. Revenue	0.000%	11/15/40	650	331
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	700	821
New York Liberty Development Corp. Revenue	5.000%	12/15/41	1,300	1,404
New York Liberty Development Corp. Revenue	5.000%	11/15/44	3,545	3,794
New York Liberty Development Corp. Revenue	5.750%	11/15/51	1,425	1,559
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	175	177
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	430	435
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	50	51
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20 (Prere.)	395	415
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,075	1,128
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (Prere.)	1,070	1,129
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	255	277
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	400	437
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	1,645	1,796
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,290	1,401
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	260	282
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	150	164

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	245	268
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	475	519
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21 (Prere.)	700	764
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	500	543
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	435	477
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	80	88
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (Prere.)	175	192
New York Metropolitan Transportation Authority
Revenue	5.000%	11/1/22	535	600
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	210	238
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	225	253
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	50	57
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	220	249
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22 (Prere.)	385	435
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/23 (Prere.)	240	276
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (Prere.)	115	134
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	60	69
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	505	565
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,845	2,184
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	300	335
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	300
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	610	617
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,020	1,284
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,010	1,294
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,090	1,208
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/29	1,300	1,022
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	166
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	1,800	2,268
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	635	703

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	110	122
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,800	2,177
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/32	3,620	2,558
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/32	1,000	1,140
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	385	452
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/35	5,195	5,836
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	945	1,104
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	9,000	10,342
New York Metropolitan Transportation Authority
Revenue	3.250%	11/15/36	275	285
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/37	500	556
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	1,775	2,100
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	600	692
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/38	2,000	2,215
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	545	606
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	770	857
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	150	169
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	135	150
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/39	1,170	627
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	106
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/39	2,485	2,837
New York Metropolitan Transportation Authority
Revenue	0.000%	11/15/40	755	387
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	225	248
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	10	11
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	795	875
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	1,000	1,109
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/43	615	666
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	2,275	2,552
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	895	1,004

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	980	1,098
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/44	795	919
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/45	100	107
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	895	1,021
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	150	175
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	55	63
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	1,100	1,266
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	1,165	1,357
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	910	1,070
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/57	1,435	1,696
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/19 (Prere.)	1,745	1,765
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	420	474
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	200	237
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	2,220	2,503
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	2,140	1,622
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	115	144
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	695	780
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/32	800	564
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,010	1,145
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/34	225	278
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	100	123
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/35	375	463
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	1,605	1,926
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/42	815	973
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/43	550	610
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/46	950	1,120
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	2,280	2,302
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	665	706

New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	2,075	2,297
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	200	210
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	2,135	2,396
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/24 (Prere.)	340	409
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	1,845	2,077
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/19	1,900	1,919
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/19	6,000	6,008
New York NY GO	5.000%	8/1/19	285	285
New York NY GO	5.000%	8/1/20	2,140	2,225
New York NY GO	5.000%	8/1/25	1,785	2,172
New York NY GO	5.000%	8/1/25	1,140	1,387
New York NY GO	5.000%	8/1/25	2,000	2,367
New York NY GO	5.000%	8/1/26	5,045	6,273
New York NY GO	5.000%	8/1/27	1,470	1,865
New York NY GO	5.000%	8/1/28	1,800	2,272
New York NY GO	5.000%	8/1/30	3,885	4,672
New York NY GO	4.000%	8/1/37	1,000	1,138
New York NY GO	3.500%	4/1/46	2,000	2,085
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/20 (2)	200	207
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/22 (2)	810	908
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,400	1,491
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	125	133
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/45	250	288
New York State Dormitory Authority Revenue	5.000%	3/15/22	6,145	6,774
New York State Dormitory Authority Revenue	5.000%	10/1/22	2,035	2,281
New York State Dormitory Authority Revenue	5.000%	10/1/24	1,000	1,190
New York State Dormitory Authority Revenue	5.000%	3/15/25	1,000	1,136
New York State Dormitory Authority Revenue	5.000%	10/1/28	1,035	1,284
New York State Dormitory Authority Revenue	3.000%	10/1/31	1,500	1,575
New York State Dormitory Authority Revenue	3.000%	10/1/32	1,500	1,564
New York State Dormitory Authority Revenue	5.000%	10/1/32	1,000	1,212
New York State Dormitory Authority Revenue	5.000%	3/15/36	7,565	9,295
New York State Dormitory Authority Revenue	5.000%	7/1/38	600	740
New York State Dormitory Authority Revenue	4.000%	3/15/48	1,000	1,100
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	4,355	4,625
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	615	904
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/47	3,925	5,791
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/48	3,000	4,441

New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/21 (Prere.)	415	451
New York State Dormitory Authority Revenue
(New York University)	5.500%	7/1/31 (2)	20	26
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/35	780	880
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	115	136
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	170	204
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/41	655	716
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	800	898
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/45	100	116
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	220
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	1,140	1,164
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	405	414
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	1,240	1,270
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	110	113
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	825	869
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	1,460	1,548
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	190	201
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	580	615
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	445	473
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	760	808
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	1,230	1,308
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	330	356
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21	1,350	1,474
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	2,290	2,515
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	275	302
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	385	424
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	140	154
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	12/15/22	435	477
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/22	465	525

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	860	978
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,735	1,973
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	114
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	115	131
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	465	530
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	2,860	3,228
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	150	176
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	185	217
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	6,155	7,222
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	260	286
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	210	223
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	520	612
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	675	761
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	505	608
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	2,050	2,392
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	405	489
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	320	386
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	260	303
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	450	559
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	7,055	8,449
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,240	6,605
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/27	710	798
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	1,000	1,191
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	1,410	1,744
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	895	1,039
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,065	2,637
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	335	416
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	2,115	2,376

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	80	93
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	700	882
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	1,755	1,924
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	695	827
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	140	157
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,183
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	520	602
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	5,830	6,379
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,930	2,288
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	150	180
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	580	650
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/31	1,015	1,116
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,995	2,182
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	200	239
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,035	1,222
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	755	845
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	3,215	3,925
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	2,150	2,523
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	420	483
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	3,525	4,128
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/33	2,635	3,179
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	1,000	1,126
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/34	5,050	6,177
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	1,395	1,654
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	215	228
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	4,300	4,386
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	765	894
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	2,000	2,403

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,585	1,809
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	1,850	2,181
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	370	429
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	1,090	1,262
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	500	597
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	900	1,084
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	255	290
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	6,193
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	1,465	1,844
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/38	145	155
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,190	1,375
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,000	1,186
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/41	1,110	1,312
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	4,955	5,240
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	5,000	5,900
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	120	130
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	1,040	1,241
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	335	364
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/43	765	852
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/43	330	393
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/44	5,000	5,742
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/45	1,575	1,809
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/40	925	928
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/20	200	205
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	175	180
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/21	160	171
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	65	72
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/24	135	150

New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	770	851
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	665	734
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	7/1/37	600	654
New York State Dormitory Authority Revenue
(The New School)	4.000%	7/1/43	500	540
New York State Dormitory Authority Revenue
Sales Tax Revenue	5.000%	3/15/44	740	889
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	3,660	3,895
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	6,195	6,829
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	920	1,050
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	145	165
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	4,935	5,812
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	225	272
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	380	444
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	620	746
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	295	344
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	510	620
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	705	880
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	1,055	1,195
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	380	442
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	375	454
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/29	1,300	1,670
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	275	330
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	2,210	2,762
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	1,240	1,438
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	2,000	2,459
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	1,235	1,425
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	1,840	2,249
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	295	353
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	2,580	3,201

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	2,000	2,531
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	1,435	1,651
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	370	442
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	520	630
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	185	220
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	1,460	1,675
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	590	720
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	800	915
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	1,000	1,209
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,820	7,076
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	1,975	2,371
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	1,000	1,223
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	1,000	1,207
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,420	1,589
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,355	1,629
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/41	5,000	6,091
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	320	381
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	600	671
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	5,035	6,059
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/44	3,120	3,528
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	165	171
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	100	113
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	325	346
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	125	137
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/47	3,025	3,624

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/48	1,220	1,478
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	425	451
New York State GO	5.000%	2/15/39	100	100
New York State Housing Finance Agency
Housing Revenue	4.000%	11/1/38	950	1,038
New York State Thruway Authority Revenue	5.000%	1/1/20	475	483
New York State Thruway Authority Revenue	5.000%	1/1/23	110	125
New York State Thruway Authority Revenue	5.000%	1/1/25	140	162
New York State Thruway Authority Revenue	5.000%	1/1/26	400	436
New York State Thruway Authority Revenue	5.000%	1/1/30	1,500	1,771
New York State Thruway Authority Revenue	5.000%	1/1/31	330	358
New York State Thruway Authority Revenue	5.000%	1/1/31	275	323
New York State Thruway Authority Revenue	5.000%	3/15/32	955	1,139
New York State Thruway Authority Revenue	5.000%	1/1/37	2,435	2,628
New York State Thruway Authority Revenue	5.000%	1/1/41	675	792
New York State Thruway Authority Revenue	4.125%	1/1/42	250	260
New York State Thruway Authority Revenue	5.000%	1/1/42	2,855	3,073
New York State Thruway Authority Revenue	5.000%	1/1/46	440	513
New York State Thruway Authority Revenue	5.000%	1/1/51	515	591
New York State Thruway Authority Revenue	4.000%	1/1/56	685	730
New York State Thruway Authority Revenue	5.250%	1/1/56	1,000	1,158
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	380	390
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	405	417
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/21	140	149
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/22	465	514
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	532
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	300	307
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	1,500	1,594
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,895	4,199
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	190	205
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	250	270
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/23 (14)	3,795	4,394
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	290	297
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	270	274
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	1,185	1,214
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	100	102
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	220	234

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	2,030	2,159
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	2,575	2,837
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	715	788
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	1,570	1,730
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	635	724
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	345	406
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,100	1,294
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	3,350	3,816
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	360	410
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	320	364
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	495	598
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	545	658
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,855	3,450
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	1,145	1,413
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	1,020	1,244
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	4,355	5,356
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	2,095	2,566
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	355	430
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	7,695	8,729
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	865	980
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	190	221
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	770	929
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	5,130	5,810
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	145	164
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	145	164
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	640	741
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	122
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,000	1,248

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	370	416
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	1,485	1,823
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,600	4,036
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	710	844
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	525	589
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	175	213
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	665	762
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	745	883
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	260	309
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	2,250	2,493
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.000%	3/15/47	1,010	1,117
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	460	468
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/20	485	511
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/21	260	284
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	140	170
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/26	155	181
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/27	195	238
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/30	70	81
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	500	504
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	285	344
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	292
Port Authority of New York & New Jersey
Revenue	4.000%	7/15/33	40	42
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	105	122
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/34	4,005	4,785
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	100	103
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	60	69
Port Authority of New York & New Jersey
Revenue	4.750%	11/1/36	240	241
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/37	120	123

Port Authority of New York & New Jersey
Revenue	4.500%	10/15/37	620	624
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/39	4,500	4,512
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	1,265	1,308
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,700	5,414
Port Authority of New York & New Jersey
Revenue	4.500%	9/15/39	725	727
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/40	100	117
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	2,030	2,126
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/41	3,300	3,876
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/41	5,250	6,271
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/42	350	418
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/43	1,000	1,112
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/43	100	113
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	420	487
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	1,225	1,453
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	5,000	6,001
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/48	1,020	1,240
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	297
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/57	1,150	1,375
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	1,250	1,511
Port Authority of New York & New Jersey
Revenue	6.125%	6/1/94	200	240
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	210	219
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/19	230	233
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/20 (ETM)	75	76
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	185	196
Triborough Bridge & Tunnel Authority New York
Revenue	4.000%	11/15/21	100	107
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	165	180
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	295	322
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	150	165

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/22 (Prere.)	345	378
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	1/1/22 (Prere.)	100	110
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	920	1,039
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	210	245
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	245	295
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	1,155	1,320
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	235	310
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	400	316
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	2,575	1,954
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	2,820	2,062
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	1,830	2,223
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	1,790	1,263
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	2,770	1,962
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	1,000	1,116
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	190	221
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	2,130	2,550
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/44	3,000	3,633
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	90	106
Triborough Bridge & Tunnel Authority New York
Revenue	4.000%	11/15/47	2,000	2,204
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	2,000	2,380
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	1,460	1,513
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/24	1,115	1,261
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/25	295	339
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/26	1,000	1,197
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	175	214
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	6,995	8,107
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	200	232
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	285	345

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,025	1,235
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	178
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	335	406
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	270	310
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	325	388
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	1,080	1,287
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	900	1,070
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	1,860	2,268
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	4,300	4,896
				1,173,375
North Carolina (1.0%)
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC COP	4.000%	6/1/49	2,750	3,033
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	400	430
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/23	3,015	3,467
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/38	125	129
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/47	2,480	2,752
Mecklenburg County NC GO	5.000%	4/1/21	1,205	1,283
Mecklenburg County NC GO	5.000%	12/1/21	1,295	1,412
Mecklenburg County NC Public Facilities Corp.
Revenue	5.000%	2/1/23	1,080	1,224
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	250	294
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	500	582
North Carolina Capital Improvement Revenue	4.500%	5/1/20 (Prere.)	640	656
North Carolina Capital Improvement Revenue	5.000%	5/1/21 (Prere.)	140	149
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	105	107
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/21 (ETM)	8,250	8,698
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/21 (ETM)	300	316
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (Prere.)	205	229
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	792	884
North Carolina GAN	5.000%	3/1/20	650	665
North Carolina GAN	5.000%	3/1/23	1,880	2,133
North Carolina GAN	5.000%	3/1/26	215	256
North Carolina GAN	5.000%	3/1/28	1,960	2,484
North Carolina GO	4.000%	5/1/20	1,165	1,191
North Carolina GO	5.000%	5/1/20 (Prere.)	90	93
North Carolina GO	5.000%	5/1/20 (Prere.)	30	31
North Carolina GO	5.000%	5/1/20	1,790	1,843
North Carolina GO	5.000%	5/1/20	150	154
North Carolina GO	4.000%	6/1/20	4,100	4,201
North Carolina GO	4.000%	5/1/21	920	967

North Carolina GO	5.000%	5/1/22	500	553
North Carolina GO	5.000%	6/1/22	100	111
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/24	140	163
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	55	55
North Carolina Revenue	5.000%	11/1/19	450	454
North Carolina Revenue	5.000%	11/1/20	465	488
North Carolina Revenue	5.000%	5/1/22	525	581
North Carolina Revenue	5.000%	6/1/23	2,265	2,595
North Carolina Revenue	5.000%	5/1/25	1,065	1,286
North Carolina Revenue	5.000%	5/1/25	5,130	6,016
North Carolina Revenue	5.000%	6/1/25	330	399
North Carolina Revenue	5.000%	5/1/27	670	844
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	200	226
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	200	225
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/21 (Prere.)	265	281
Union County NC Enterprise System Revenue	3.000%	6/1/34	1,275	1,333
University of North Carolina at Greensboro
Revenue	4.000%	4/1/35	1,300	1,460
Wake County NC GO	5.000%	3/1/21	600	637
Wake County NC GO	5.000%	3/1/23	335	381
				57,951
Ohio (1.5%)
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22 (Prere.)	70	77
American Municipal Power Ohio Inc. Revenue	4.000%	2/15/42	1,395	1,508
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	255	275
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	140	146
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	130	150
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/30 (15)	5,585	6,112
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	745	760
Athens OH School District GO	3.250%	12/1/48	2,775	2,823
Berea OH City School District GO	4.000%	12/1/53 (15)	250	266
Brunswick OH City School District GO	5.250%	12/1/48	500	565
Brunswick OH City School District GO	5.250%	12/1/53	640	719
Cleveland Heights & University Heights OH City
School District GO	4.500%	12/1/47	1,870	2,024
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	355	386
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	2,040	2,355
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	216
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	295	317
Columbus OH GO	4.000%	4/1/31	4,000	4,587
Columbus OH Sewer Revenue	5.000%	6/1/27	205	243
Columbus OH Sewer Revenue	5.000%	6/1/28	5,405	6,398
Columbus OH Sewer Revenue	5.000%	6/1/32	1,500	1,805
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.250%	12/1/25	225	237
Cuyahoga OH Community College District
Revenue	5.000%	8/1/28	275	303

Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	461
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	260	295
Northeast Ohio Regional Sewer District
Revenue	5.000%	5/15/23 (Prere.)	600	686
Northeast Ohio Regional Sewer District
Revenue	5.000%	11/15/39	300	345
Northeast Ohio Regional Sewer District
Revenue	5.000%	11/15/44	5,715	6,534
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	1,065	1,217
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/49	3,000	3,421
Ohio GO	5.000%	9/15/21	275	297
Ohio GO	5.000%	12/15/23	1,525	1,776
Ohio GO	5.000%	9/15/24	645	768
Ohio GO	5.000%	9/1/25	340	415
Ohio GO	5.000%	5/1/27	150	190
Ohio GO	5.000%	3/15/33	1,535	1,759
Ohio GO	5.000%	3/15/37	1,635	1,858
Ohio Higher Education GO	5.000%	5/1/30	2,105	2,500
Ohio Higher Education GO	5.000%	5/1/34	3,000	3,521
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	285	336
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,000	1,220
Ohio State University General Receipts
Revenue	5.000%	12/1/39	645	743
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/20 (Prere.)	100	102
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/30	250	282
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	635	403
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	50	30
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	1,155	678
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	118
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	170	91
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	615	305
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	605	288
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	5,625	6,222
Ohio Water Development Authority Pollution
Control Revenue	5.000%	12/1/25	2,105	2,583
Ohio Water Development Authority Pollution
Control Revenue	5.000%	6/1/29	8,500	11,043
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	575	627
Ohio Water Development Authority Revenue	5.000%	6/1/28	770	957
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,060	1,074
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/25	135	164
Revere OH Local School District GO	5.000%	6/1/22 (Prere.)	265	294
South-Western City OH School District GO	4.000%	12/1/42	220	228
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/36	800	903
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	295	338
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	1,000	1,054
Winton Woods City OH School District GO	5.000%	5/1/22 (Prere.)	500	553
				88,951

Oklahoma (0.4%)
Canadian County OK Educational Facilities
Authority Lease Revenue (Mustang Public
Schools Project)	5.000%	9/1/28	630	764
Edmond OK Public Works Authority Sales Tax &
Utility System Revenue	4.000%	7/1/47	1,000	1,086
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20 (Prere.)	220	227
Grand River Dam Authority Oklahoma Revenue	5.250%	6/1/20 (Prere.)	1,030	1,066
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/30	6,595	8,054
Oklahoma Agricultural & Mechanical Colleges
Revenue (Oklahoma State University)	4.400%	8/1/39	345	352
Oklahoma Capitol Improvement Authority
Facilities Revenue	4.000%	7/1/38	1,290	1,444
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	680	752
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/47	200	230
Oklahoma Turnpike Authority Revenue	5.000%	1/1/20	1,000	1,017
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22	235	248
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	155	198
Oklahoma Turnpike Authority Revenue	4.000%	1/1/42	500	547
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	500	582
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47	1,615	1,737
Oklahoma Turnpike Authority Revenue	4.000%	1/1/48	5,220	5,658
				23,962
Oregon (0.7%)
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/35	420	243
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/36	710	389
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/39	500	235
Clatsop County OR School District No. 10
Seaside GO	0.000%	6/15/37	500	261
Marion & Polk Counties OR School District No.
24J GO (Salem)	5.000%	6/15/39	1,350	1,661
Multnomah County OR GO	4.000%	6/1/27	2,105	2,254
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,175	1,376
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/28	160	191
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	6,250	7,417
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	980	1,158
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	665	783
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	430	504
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/38	8,625	9,808
Oregon GO	5.000%	12/1/23	500	582
Oregon GO	5.000%	8/1/42	4,540	5,456
Oregon GO (Veterans Welfare)	4.700%	6/1/41	370	379
Portland OR Sewer System Revenue	5.000%	6/1/20	1,130	1,167
Portland OR Sewer System Revenue	5.000%	6/1/21	620	664
Portland OR Sewer System Revenue	5.000%	3/1/35	130	133

Washington County OR GO	3.000%	7/1/34	1,055	1,095
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/28	500	584
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/32	1,540	1,782
				38,122
Pennsylvania (3.9%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	725	732
Allegheny County PA GO	5.000%	11/1/27	945	1,170
Allegheny County PA GO	5.000%	11/1/28	520	640
Allegheny County PA GO	5.000%	12/1/37	235	259
Allegheny County PA GO	5.000%	11/1/41	100	117
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/20	1,145	1,203
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/22	775	871
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/40 (4)	180	188
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/43	1,000	1,193
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	6/1/48	1,000	1,092
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	335	360
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	150	160
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/28	375	461
Coatesville PA School District GO	5.000%	8/1/23 (4)	285	322
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/35	100	115
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	100	108
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/42	280	302
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20 (Prere.)	2,550	2,592
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20 (Prere.)	580	589
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	195	216
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	240	263
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	595	765
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	2,175	3,005
Haverford Township PA GO	4.000%	6/1/30	430	493
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	300	335
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/48	1,000	1,174
Montgomery County PA Higher Education &
Health Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/49	1,000	1,068

Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	400	449
Northampton County PA General Purpose
Authority College Revenue (Lafayette
College)	5.000%	11/1/34	225	275
Pennsylvania COP	5.000%	1/15/27	1,000	1,240
Pennsylvania COP	5.000%	7/1/28	400	497
Pennsylvania Economic Development Financing
Authority Governmental Lease Revenue
(Forum Place Project)	5.000%	3/1/34	3,000	3,209
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	400	405
Pennsylvania GO	5.000%	9/15/19	650	653
Pennsylvania GO	5.000%	10/15/19	120	121
Pennsylvania GO	5.000%	7/1/20	1,665	1,725
Pennsylvania GO	5.000%	9/15/20	135	141
Pennsylvania GO	5.000%	1/15/21	400	422
Pennsylvania GO	5.000%	7/1/21	275	295
Pennsylvania GO	5.000%	7/1/21	500	537
Pennsylvania GO	5.000%	7/1/21	380	408
Pennsylvania GO	5.000%	10/15/21	390	423
Pennsylvania GO	5.000%	11/15/21 (Prere.)	390	424
Pennsylvania GO	5.000%	11/15/21 (Prere.)	1,205	1,310
Pennsylvania GO	5.000%	11/15/21 (Prere.)	1,545	1,680
Pennsylvania GO	5.000%	1/15/22	2,000	2,187
Pennsylvania GO	5.000%	3/15/22	1,005	1,105
Pennsylvania GO	5.000%	4/1/22	440	485
Pennsylvania GO	5.000%	6/1/22 (Prere.)	500	554
Pennsylvania GO	5.000%	6/1/22	300	332
Pennsylvania GO	5.000%	6/1/22 (Prere.)	110	122
Pennsylvania GO	5.000%	6/1/22 (Prere.)	3,185	3,532
Pennsylvania GO	5.000%	7/1/22	2,010	2,233
Pennsylvania GO	5.000%	7/1/22	100	111
Pennsylvania GO	5.000%	9/15/22	1,000	1,118
Pennsylvania GO	5.000%	3/1/23	1,000	1,135
Pennsylvania GO	5.000%	3/15/23	525	597
Pennsylvania GO	5.000%	4/1/23 (Prere.)	770	878
Pennsylvania GO	5.000%	4/1/23 (Prere.)	250	285
Pennsylvania GO	4.000%	7/1/23	140	155
Pennsylvania GO	5.000%	6/15/24	225	265
Pennsylvania GO	5.000%	6/15/24 (Prere.)	100	118
Pennsylvania GO	5.000%	7/1/24	180	213
Pennsylvania GO	5.000%	8/15/24	1,000	1,185
Pennsylvania GO	5.000%	9/15/24	705	837
Pennsylvania GO	5.000%	1/15/25	1,000	1,194
Pennsylvania GO	5.000%	8/15/25	760	921
Pennsylvania GO	5.000%	9/15/25	1,840	2,233
Pennsylvania GO	5.000%	9/15/25 (4)	1,250	1,518
Pennsylvania GO	5.000%	9/15/25	5,000	6,068
Pennsylvania GO	5.000%	1/1/26	2,000	2,427
Pennsylvania GO	5.000%	3/15/26	920	1,098
Pennsylvania GO	5.000%	8/1/26	225	277
Pennsylvania GO	5.000%	9/15/26	1,150	1,416
Pennsylvania GO	5.000%	9/15/26	280	345
Pennsylvania GO	5.000%	1/1/27	2,900	3,593
Pennsylvania GO	5.000%	7/15/27	5,000	6,238

Pennsylvania GO	5.000%	9/15/27	100	123
Pennsylvania GO	5.000%	1/1/28	2,000	2,468
Pennsylvania GO	4.000%	10/15/28	100	109
Pennsylvania GO	5.000%	3/15/29	1,160	1,370
Pennsylvania GO	4.000%	6/1/29	1,250	1,328
Pennsylvania GO	5.000%	9/15/29	750	913
Pennsylvania GO	4.000%	1/1/30	3,500	3,960
Pennsylvania GO	5.000%	3/15/31	3,555	4,161
Pennsylvania GO	4.000%	6/15/32	395	429
Pennsylvania GO	5.000%	10/15/32	430	486
Pennsylvania GO	5.000%	3/15/33	980	1,141
Pennsylvania GO	4.375%	10/15/33	100	109
Pennsylvania GO	4.000%	3/15/34	200	218
Pennsylvania GO	4.000%	9/15/34	735	808
Pennsylvania GO	4.000%	3/1/35	2,000	2,232
Pennsylvania GO	4.000%	3/1/36	4,500	5,006
2 Pennsylvania GO	5.000%	2/1/39	3,000	3,664
Pennsylvania Higher Educational Facilities
Authority Revenue	3.000%	6/15/45	130	130
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/21 (Prere.)	110	117
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/36	5	5
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	895	898
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	120	129
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	4.000%	9/1/45	200	212
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/29 (4)	1,045	1,323
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/34	2,740	3,276
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	145	156
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	55
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/38	230	126
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	500	596
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/43	1,000	1,197
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/48	3,270	3,900
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/19 (Prere.)	255	258
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	5
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	66
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	2,155	2,183
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	1,095	1,109
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/19 (Prere.)	1,685	1,707
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	1,440	1,460
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	270	274
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/19 (Prere.)	730	741
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	300	315

Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	360	380
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	21
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	15	16
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/20 (Prere.)	965	1,020
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/20 (Prere.)	2,750	2,909
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	575	610
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	55	58
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	100	106
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	96
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	115	122
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	2,410	2,565
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	285	305
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	95	96
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/23	1,310	1,327
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	1,200	1,425
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	3,595	3,641
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	362
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,000	1,212
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	160	191
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	250	292
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30	685	875
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,000	1,187
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	575	730
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,120	1,335
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	3,100	3,597
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/34	5,000	5,416
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/34 (4)	145	173
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/35	295	316
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	135	157
Pennsylvania Turnpike Commission Revenue	6.375%	12/1/38	1,175	1,520
Pennsylvania Turnpike Commission Revenue	4.000%	6/1/39	1,130	1,217
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	1,500	1,721
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	640	731
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	250	283
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,695	1,959
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	4,150	4,853
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/42	5,000	5,777
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	3,405	3,729
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	225	238
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	1,970	2,332
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,000	1,114
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,045	1,121
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	280	318
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	730	828
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	273
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	1,000	1,139
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	385	443
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	170
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	500	564
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	785	902
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/47	2,500	2,908
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/47	4,025	4,738
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/49	2,905	3,123
Philadelphia PA Airport Revenue	5.250%	6/15/29	125	129
Philadelphia PA Airport Revenue	5.000%	6/15/40	1,700	1,748

Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	4.000%	9/1/42	100	108
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	450	524
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	775	898
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	151
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	255	300
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	85	92
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	1,385	1,434
Philadelphia PA Gas Works Revenue	5.000%	8/1/42	1,220	1,426
Philadelphia PA Gas Works Revenue	5.000%	8/1/47	1,500	1,744
Philadelphia PA GO	6.000%	8/1/20 (Prere.)	275	288
Philadelphia PA GO	5.000%	8/1/30 (4)	500	615
Philadelphia PA School District GO	5.000%	9/1/25	385	459
Philadelphia PA School District GO	5.000%	6/1/27 (14)	195	238
Philadelphia PA School District GO	4.000%	9/1/43 (4)	1,050	1,146
Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/40	1,200	1,351
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/41	1,115	1,161
Philadelphia PA Water & Wastewater Revenue	5.125%	1/1/43	50	53
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/43	1,000	1,199
Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/48	1,000	1,193
Philadelphia PA Water & Wastewater Revenue	5.000%	1/1/36	1,250	1,303
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Parking System Revenue	5.000%	2/1/31 (4)	1,100	1,136
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/44 (4)	2,000	2,430
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/29	300	360
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	250	295
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/23 (Prere.)	375	432
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	525	605
Wilkes-Barre PA Area School District GO	4.000%	4/15/54 (15)	1,200	1,281
Wilkes-Barre PA Area School District GO	5.000%	4/15/59 (15)	515	604
				224,810
Rhode Island (0.1%)
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/21	1,310	1,401
Rhode Island Commerce Corp. Grant
Anticipation Revenue	5.000%	6/15/23	175	199
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/20	770	795
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/24	485	567
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.000%	6/15/28	515	624
				3,586

South Carolina (0.8%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	175	203
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/25	125	144
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	1,055	1,215
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/30	780	892
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	116
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/20 (Prere.)	50	51
Horry County SC School District GO	5.000%	3/1/21	270	287
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	300	315
South Carolina Public Service Authority
Revenue	5.000%	12/1/19 (ETM)	435	441
South Carolina Public Service Authority
Revenue	5.000%	1/1/20 (Prere.)	950	965
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	430	466
South Carolina Public Service Authority
Revenue	5.000%	12/1/21 (ETM)	25	27
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	90	98
South Carolina Public Service Authority
Revenue	4.000%	1/1/32	160	163
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	350	412
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	465	546
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	15	18
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	1,515	1,616
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	490	572
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	595	692
South Carolina Public Service Authority
Revenue	5.000%	12/1/37	470	552
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	875	970
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	130	144
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	225	254
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	8,945	9,555
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	635	703
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	250	277

South Carolina Public Service Authority
Revenue	4.000%	12/1/45	90	95
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	1,655	1,857
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	4,220	4,639
South Carolina Public Service Authority
Revenue	5.000%	12/1/49	2,295	2,545
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	4,425	4,988
South Carolina Public Service Authority
Revenue	5.500%	12/1/53	1,735	1,938
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	1,150	1,299
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	1,805	2,029
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	940	1,080
South Carolina Public Service Authority
Revenue	4.000%	12/1/56	180	190
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	350	401
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/19 (Prere.)	3,395	3,418
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	275	287
				46,460
Tennessee (0.4%)
Memphis TN Center City Revenue Finance Corp
Revenue	5.250%	11/1/21 (Prere.)	770	840
Memphis TN GO	5.000%	4/1/26	6,175	7,423
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	4/1/35	500	528
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	235	238
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/27	500	571
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/22	775	862
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/23 (Prere.)	410	464
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/24	425	496
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/25	110	132
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/27	720	892
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	500	570
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	3,000	3,456
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/34	750	849
Shelby County TN GO	5.000%	3/1/24	675	791
Tennessee GO	5.000%	8/1/21	5,365	5,785
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/40	165	193

Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/43	420	465
				24,555
Texas (10.9%)
Alamo Heights TX Independent School District
GO	4.000%	2/1/30	330	380
Alamo TX Community College District GO	4.500%	8/15/33 (14)	60	60
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46	310	354
Aldine TX Independent School District GO	5.000%	2/15/22	1,250	1,371
Alief TX Independent School District GO	4.000%	2/15/30	2,480	2,803
Alief TX Independent School District GO	4.000%	2/15/31	2,580	2,898
Alvin TX Independent School District GO	4.000%	2/15/29	3,415	3,769
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/33	350	397
Austin TX Community College District Public
Facilities Corp. Lease Revenue	4.000%	8/1/42	1,000	1,106
Austin TX GO	5.000%	9/1/20	1,250	1,303
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	315	349
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/39	535	610
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/41	200	215
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/42	105	116
Bexar County TX GO	5.000%	6/15/38	1,500	1,715
Brownsville TX Utility System Revenue	4.000%	9/1/30	170	182
Central Texas Regional Mobility Authority
Revenue	6.000%	1/1/21 (Prere.)	205	219
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	275	294
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	300	340
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	1,125	1,218
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	112
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	730	826
Clear Creek TX Independent School District GO
PUT	1.450%	8/14/20	130	130
Colorado River Municipal Water District Texas
Water System Revenue	5.000%	1/1/21 (Prere.)	160	169
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	350	420
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	690	841
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	445	515
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/29	1,615	1,909
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	1,500	1,686
Dallas County TX Community College District
GO	4.000%	2/15/28	730	851
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/28	530	667

Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/29 (2)	180	241
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/30 (2)	270	366
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/36	3,000	3,527
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	4,145	4,820
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	245	284
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/48	105	121
Dallas TX GO	5.000%	2/15/23	3,200	3,616
Dallas TX GO	5.000%	2/15/27	1,565	1,804
Dallas TX GO	5.000%	2/15/28	2,200	2,528
Dallas TX Independent School District GO	5.000%	8/15/24	455	539
Dallas TX Independent School District GO	5.000%	8/15/28	1,075	1,261
Dallas TX Independent School District GO	4.000%	2/15/29	5,050	5,669
Dallas TX Independent School District GO	5.000%	8/15/29	175	194
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/23	515	595
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/24	1,590	1,890
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/27	1,780	2,154
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/29	550	677
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	695	852
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/31	195	238
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/36	105	113
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/37	535	590
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/39	315	328
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/41	50	55
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	370	388
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/25	230	251
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	120	126
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	410	469
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	925	967
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	115	133
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	175	183
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	125	144
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/34	1,730	1,806

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	5,830	6,086
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	145	151
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	210	232
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	9,800	10,226
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	205	231
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	395	412
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	1,370	1,474
El Paso TX Municipal Drainage Utility System
Revenue	4.000%	3/1/29	665	769
Fort Bend County TX GO	5.000%	3/1/28	2,375	2,815
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/32	50	54
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/37	580	629
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	4.000%	3/1/46	485	503
Fort Bend TX Independent School District GO	5.000%	8/15/19	175	175
Fort Worth TX Independent School District GO	5.000%	2/15/34	300	300
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	740	852
Frisco TX Independent School District GO	5.000%	8/15/36	4,340	5,433
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	10/1/43	5,000	6,013
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	3,890	4,373
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	4/1/53	3,670	4,077
Grand Parkway Transportation Corp. Texas
BAN	5.000%	2/1/23	6,105	6,850
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/32	1,000	1,131
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/34	750	842
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/36	400	446
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	4.000%	11/15/37	375	417
Harris County TX Flood Control District Revenue	5.000%	10/1/20 (Prere.)	1,840	1,922
Harris County TX Flood Control District Revenue	5.000%	10/1/20 (Prere.)	595	622
Harris County TX GO	5.000%	8/15/19 (Prere.)	95	95
Harris County TX GO	5.000%	8/15/22	660	734
Harris County TX GO	5.000%	10/1/23	280	293
Harris County TX GO	5.000%	10/1/24	280	314
Harris County TX GO	5.000%	10/1/24	545	610
Harris County TX GO	5.000%	10/1/26	860	1,044
Harris County TX GO	5.000%	10/1/27	2,590	3,135
Harris County TX GO	5.000%	8/15/28	530	652

Harris County TX GO	5.000%	10/1/28	800	965
Harris County TX GO	5.000%	8/15/30	305	371
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	10,855	11,711
Harris County TX Sports Authority Revenue	5.000%	11/15/25 (4)	625	735
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	219
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	560	335
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	81
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	900	901
Harris County TX Toll Road Revenue	5.000%	8/15/23	515	591
Harris County TX Toll Road Revenue	5.000%	8/15/24	1,410	1,666
Harris County TX Toll Road Revenue	5.000%	8/15/29	850	938
Harris County TX Toll Road Revenue	5.000%	8/15/30	150	165
Harris County TX Toll Road Revenue	5.000%	8/15/36	1,075	1,278
Harris County TX Toll Road Revenue	5.000%	8/15/40	1,445	1,449
Hidalgo County TX GO	4.000%	8/15/43	3,850	4,218
Houston TX Airport System Revenue	5.000%	7/1/26	1,075	1,153
Houston TX Airport System Revenue	5.000%	7/1/29	500	633
Houston TX Community College System GO	5.000%	2/15/33	415	462
Houston TX Community College System GO	5.000%	2/15/34	130	144
Houston TX Community College System GO	5.000%	2/15/36	1,200	1,221
Houston TX Community College System GO	5.000%	2/15/43	5,765	6,360
Houston TX GO	5.000%	3/1/22 (Prere.)	225	247
Houston TX GO	5.000%	3/1/23	3,165	3,586
Houston TX GO	5.000%	3/1/24	225	247
Houston TX GO	5.000%	3/1/24	10	10
Houston TX GO	5.000%	3/1/25	100	120
Houston TX GO	5.000%	3/1/26	500	612
Houston TX GO	5.000%	3/1/27	2,460	3,060
Houston TX GO	5.000%	3/1/28	200	242
Houston TX Independent School District GO	5.000%	2/15/21	100	106
Houston TX Independent School District GO	5.000%	2/15/21	260	275
Houston TX Independent School District GO	5.000%	2/15/22	3,240	3,553
Houston TX Independent School District GO	5.000%	2/15/22	1,060	1,162
Houston TX Independent School District GO	5.000%	2/15/23	405	459
Houston TX Independent School District GO	5.000%	2/15/23	1,020	1,156
Houston TX Independent School District GO	5.000%	2/15/24	3,240	3,786
Houston TX Independent School District GO	5.000%	2/15/25	2,530	3,036
Houston TX Independent School District GO	5.000%	2/15/26	1,740	2,138
Houston TX Independent School District GO	5.000%	2/15/27	125	152
Houston TX Independent School District GO	5.000%	2/15/29	195	236
Houston TX Independent School District GO	5.000%	2/15/30	715	863
Houston TX Independent School District GO	5.000%	2/15/31	3,335	4,004
Houston TX Independent School District GO	4.000%	2/15/33	500	564
Houston TX Independent School District GO
PUT	2.400%	6/1/21	2,500	2,548
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	215	226
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	170	179
Houston TX Utility System Revenue	5.250%	11/15/20 (Prere.)	2,450	2,579
Houston TX Utility System Revenue	5.000%	5/15/21	1,625	1,737
Houston TX Utility System Revenue	5.000%	5/15/22	830	916
Houston TX Utility System Revenue	5.000%	5/15/23	170	194
Houston TX Utility System Revenue	5.000%	5/15/24	280	329
Houston TX Utility System Revenue	5.000%	11/15/24	265	315
Houston TX Utility System Revenue	5.000%	5/15/27	575	669
Houston TX Utility System Revenue	5.000%	11/15/30	1,000	1,224
Houston TX Utility System Revenue	5.000%	11/15/31	750	812

Houston TX Utility System Revenue	5.000%	11/15/33	175	189
Houston TX Utility System Revenue	5.000%	11/15/33	5,000	5,235
Houston TX Utility System Revenue	5.000%	11/15/35	225	271
Houston TX Utility System Revenue	5.000%	11/15/36	400	429
Houston TX Utility System Revenue	5.000%	11/15/36	275	330
Houston TX Utility System Revenue	4.000%	11/15/37	60	66
Houston TX Utility System Revenue	5.000%	11/15/39	525	600
Houston TX Utility System Revenue	5.000%	11/15/40	100	107
Houston TX Utility System Revenue	5.000%	11/15/44	75	85
Houston TX Utility System Revenue	4.000%	11/15/48	3,205	3,536
Houston TX Water & Sewer System Revenue	0.000%	12/1/27 (4)(ETM)	1,395	1,201
Judson TX Independent School District GO	4.000%	6/15/29	2,450	2,780
Klein TX Independent School District GO	4.000%	8/1/29	1,625	1,834
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	65	69
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	325	344
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	120	127
Laredo TX Independent School District GO	4.000%	8/1/28	1,640	1,832
Leander TX Independent School District GO	5.000%	8/15/26	440	505
Leander TX Independent School District GO	5.000%	8/15/38	450	523
Leander TX Independent School District GO	5.000%	8/15/40	400	463
Leander TX Independent School District GO	0.000%	8/16/42	1,630	695
Leander TX Independent School District GO	5.000%	8/15/49	2,000	2,338
Lewisville TX Independent School District GO	5.000%	8/15/20	465	484
Lewisville TX Independent School District GO	5.000%	8/15/25	6,900	8,362
Lewisville TX Independent School District GO	4.000%	8/15/26	455	522
Lewisville TX Independent School District GO	4.000%	8/15/27	1,050	1,200
Lone Star College System Texas Financing
Revenue	5.000%	2/15/43	565	595
Lone Star College System Texas GO	5.000%	2/15/24	450	526
Lone Star College System Texas GO	5.000%	8/15/38	35	35
Longview TX Independent School District GO	4.000%	2/15/30	4,480	5,061
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	905	930
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39	2,575	2,836
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	665	682
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,215	2,364
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/31	1,250	1,324
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40 (4)	100	103
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/41	275	290
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	3.875%	5/15/49	5,000	5,222
Midland County TX Fresh Water Supply
Revenue	5.000%	9/15/40	440	481
2 Monahans-Wickett-Pyote TX Independent
School District GO	3.000%	2/15/32	1,415	1,472
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/43	2,000	2,212
Montgomery County TX Toll Road Authority
Revenue	5.000%	9/15/48	2,000	2,206

North East TX Regional Mobility Authority
Revenue	5.000%	1/1/20	210	213
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/22	600	644
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	130	145
North Harris County TX Regional Water
Authority Revenue	5.000%	12/15/30 (15)	3,395	3,780
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	360	410
North Texas Tollway Authority System Revenue	5.000%	1/1/20	300	305
North Texas Tollway Authority System Revenue	5.000%	1/1/21	455	480
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	670	715
North Texas Tollway Authority System Revenue	6.000%	1/1/21 (Prere.)	3,035	3,240
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	1,790	1,930
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	625	674
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	2,345	2,529
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	170	183
North Texas Tollway Authority System Revenue	5.000%	9/1/21 (Prere.)	125	135
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	220	238
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	265	287
North Texas Tollway Authority System Revenue	5.250%	9/1/21 (Prere.)	205	222
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	170	185
North Texas Tollway Authority System Revenue	5.500%	9/1/21 (Prere.)	1,960	2,133
North Texas Tollway Authority System Revenue	5.000%	1/1/22	4,410	4,816
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,500	1,690
North Texas Tollway Authority System Revenue	6.000%	1/1/23	10	10
North Texas Tollway Authority System Revenue	6.250%	2/1/23	100	102
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,220	2,571
North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,152
North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,790	2,060
North Texas Tollway Authority System Revenue	6.000%	1/1/28	80	80
North Texas Tollway Authority System Revenue	0.000%	1/1/29 (12)	455	374
North Texas Tollway Authority System Revenue	5.000%	1/1/29	2,460	2,883
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,585	1,904
North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,196
North Texas Tollway Authority System Revenue	5.000%	1/1/30	375	427
North Texas Tollway Authority System Revenue	5.000%	1/1/30	230	268
North Texas Tollway Authority System Revenue	5.000%	1/1/31	615	698
North Texas Tollway Authority System Revenue	5.000%	1/1/31	1,000	1,191
North Texas Tollway Authority System Revenue	5.000%	1/1/31	1,000	1,184
North Texas Tollway Authority System Revenue	0.000%	1/1/32 (12)	155	115
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,470	1,705
North Texas Tollway Authority System Revenue	0.000%	1/1/33 (12)	105	75
North Texas Tollway Authority System Revenue	5.000%	1/1/33	250	289
North Texas Tollway Authority System Revenue	0.000%	1/1/34 (12)	235	163
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,265	1,461
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	200	134
North Texas Tollway Authority System Revenue	4.000%	1/1/35 (4)	250	277
North Texas Tollway Authority System Revenue	5.000%	1/1/35	2,915	3,357
North Texas Tollway Authority System Revenue	0.000%	1/1/36 (12)	1,000	643
North Texas Tollway Authority System Revenue	4.000%	1/1/36	4,350	4,799
North Texas Tollway Authority System Revenue	0.000%	1/1/37 (12)	415	257
North Texas Tollway Authority System Revenue	5.000%	1/1/38	600	685
North Texas Tollway Authority System Revenue	5.000%	1/1/38	2,370	2,623
North Texas Tollway Authority System Revenue	4.000%	1/1/39	215	231
North Texas Tollway Authority System Revenue	5.000%	1/1/39	5,940	6,899

North Texas Tollway Authority System Revenue	5.000%	1/1/40 (4)	640	709
North Texas Tollway Authority System Revenue	5.000%	1/1/40	3,440	3,803
North Texas Tollway Authority System Revenue	5.000%	1/1/42	190	204
North Texas Tollway Authority System Revenue	4.000%	1/1/43	4,120	4,501
North Texas Tollway Authority System Revenue	5.000%	1/1/43	1,675	1,987
North Texas Tollway Authority System Revenue	5.000%	1/1/43	3,410	3,978
North Texas Tollway Authority System Revenue	4.000%	1/1/44	2,500	2,748
North Texas Tollway Authority System Revenue	5.250%	1/1/44	25	25
North Texas Tollway Authority System Revenue	5.000%	1/1/45	835	944
North Texas Tollway Authority System Revenue	5.000%	1/1/48	800	943
North Texas Tollway Authority System Revenue	5.000%	1/1/48	3,290	3,812
North Texas Tollway Authority System Revenue	4.250%	1/1/49	2,000	2,191
Northside Texas Independent School District
GO PUT	2.750%	8/1/23	1,320	1,388
Port Authority of Houston TX GO	5.000%	10/1/39	4,415	4,596
Port of Houston Authority of Harris County
Texas Tax Revenue	5.000%	10/1/35	135	141
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project)	5.000%	3/15/43	150	166
Richardson TX Independent School District GO	5.000%	2/15/25	1,385	1,660
Round Rock TX Independent School District GO	5.250%	8/1/19 (Prere.)	585	585
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	3,000	3,058
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20 (ETM)	240	245
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	1,220	1,291
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	1,360	1,490
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	345	378
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	490	555
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	1,160	1,313
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/24	1,995	2,352
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/25	1,580	1,756
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/25	590	715
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/27	670	830
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/29	190	234
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	210	252
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/39	535	602
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/43	115	127
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/44	190	213
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/47	5,270	6,246
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/48	10,250	11,283

San Antonio TX GO	5.000%	2/1/20	635	647
San Antonio TX Independent School District GO	5.000%	2/15/24	525	614
San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,292
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/33	150	159
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	74
San Antonio TX Water Revenue	5.000%	5/15/26	705	801
San Antonio TX Water Revenue	5.000%	5/15/33	575	696
San Jacinto TX Community College District GO	5.000%	2/15/44	11,755	14,167
Socorro TX Independent School District GO	5.000%	8/15/21 (Prere.)	1,075	1,157
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	5,640	6,145
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/52	1,955	2,108
Texas GO	5.000%	4/1/20	415	426
Texas GO	5.000%	10/1/20	600	627
Texas GO	5.000%	4/1/21	200	213
Texas GO	5.000%	10/1/22	610	684
Texas GO	5.000%	10/1/25	2,010	2,354
Texas GO	5.000%	10/1/26	125	146
Texas GO	5.000%	4/1/27	210	245
Texas GO	5.000%	10/1/27	360	426
Texas GO	5.000%	10/1/27	1,225	1,481
Texas GO	5.000%	10/1/28	115	134
Texas GO	5.000%	10/1/29	340	428
Texas GO	4.000%	10/1/31	425	468
Texas GO	5.000%	10/1/31	510	636
Texas GO	5.000%	10/1/44	11,470	13,181
Texas Municipal Power Agency Revenue	5.000%	9/1/40	215	222
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	6,255	6,392
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	6,930	7,270
Texas Private Activity Surface Transportation
Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34	255	268
Texas Revenue	4.000%	8/29/19	5,000	5,010
Texas State University System Financing
System Revenue	5.000%	3/15/20	170	174
Texas State University System Financing
System Revenue	5.000%	3/15/21	210	223
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,525	1,913
Texas Transportation Commission GO	5.000%	10/1/20	260	272
Texas Transportation Commission GO	5.000%	10/1/21	600	650
Texas Transportation Commission GO	5.000%	4/1/22	1,605	1,770
Texas Transportation Commission GO	5.000%	4/1/23	770	877
Texas Transportation Commission GO	5.000%	4/1/24	3,000	3,520
Texas Transportation Commission GO	5.000%	10/1/24	2,055	2,446
Texas Transportation Commission GO	5.000%	10/1/25	755	898
Texas Transportation Commission GO	5.000%	4/1/26	2,210	2,585
Texas Transportation Commission GO	5.000%	4/1/26	590	649
Texas Transportation Commission GO	5.000%	10/1/26	815	988
Texas Transportation Commission GO	5.000%	4/1/28	2,260	2,632
Texas Transportation Commission GO	5.000%	4/1/29	200	232
Texas Transportation Commission GO	5.000%	10/1/29	765	919
Texas Transportation Commission GO	5.000%	10/1/30	2,495	2,928

Texas Transportation Commission GO	5.000%	4/1/31	300	347
Texas Transportation Commission GO	5.000%	10/1/31	1,850	2,211
Texas Transportation Commission GO	5.000%	10/1/32	1,000	1,241
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/23	225	260
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/28	1,790	2,151
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	160	197
Texas Transportation Commission Revenue	5.000%	4/1/20	4,480	4,596
Texas Transportation Commission Revenue	5.000%	10/1/20	500	523
Texas Transportation Commission Revenue	5.000%	4/1/21	2,210	2,352
Texas Transportation Commission Revenue	5.000%	10/1/21	1,960	2,125
Texas Transportation Commission Revenue	5.000%	10/1/21	310	336
Texas Transportation Commission Revenue	5.000%	4/1/22	3,630	4,004
Texas Transportation Commission Revenue	5.000%	10/1/22	1,495	1,677
Texas Transportation Commission Revenue	5.000%	4/1/24	1,790	2,104
Texas Transportation Commission Revenue	5.000%	10/1/24	165	197
Texas Transportation Commission Revenue	5.000%	10/1/24	140	167
Texas Transportation Commission Revenue	5.000%	4/1/25	270	316
Texas Transportation Commission Revenue	5.000%	10/1/25	485	593
Texas Transportation Commission Revenue	5.000%	10/1/25	2,420	2,959
Texas Transportation Commission Revenue	5.000%	10/1/26	850	1,061
Texas Transportation Commission Revenue	5.000%	10/1/30	1,000	1,226
Texas Transportation Commission Revenue	5.000%	4/1/34	100	115
Texas Transportation Commission Revenue	5.000%	8/15/41	1,033	1,113
Texas Transportation Commission Revenue	0.000%	8/1/49	5,750	1,479
Texas Transportation Commission Revenue	0.000%	8/1/50	585	141
Texas Transportation Commission Revenue	0.000%	8/1/51	5,195	1,183
Texas Transportation Commission Revenue	0.000%	8/1/52	5,000	1,074
Texas Transportation Commission Revenue	0.000%	8/1/53	500	102
Texas Transportation Commission Revenue	5.000%	8/1/57	2,000	2,314
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	425	483
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	615	696
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	1,575	1,778
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	895	1,013
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	780	874
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	1,400	1,558
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	2,585	2,646
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	95	91
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/36	725	370
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/37	3,630	1,766
Texas Water Development Board Revenue	5.000%	4/15/25	115	139
Texas Water Development Board Revenue	5.000%	10/15/29	680	821
Texas Water Development Board Revenue	5.000%	10/15/30	195	234
Texas Water Development Board Revenue	5.000%	10/15/31	535	640
Texas Water Development Board Revenue	4.000%	10/15/33	1,000	1,141

Texas Water Development Board Revenue	4.000%	10/15/33	1,000	1,149
Texas Water Development Board Revenue	4.000%	10/15/34	1,985	2,257
Texas Water Development Board Revenue	4.000%	10/15/34	1,500	1,716
Texas Water Development Board Revenue	4.000%	10/15/35	4,135	4,712
Texas Water Development Board Revenue	4.000%	10/15/36	2,000	2,269
Texas Water Development Board Revenue	5.000%	10/15/40	4,385	5,135
Texas Water Development Board Revenue	5.000%	10/15/45	440	513
Texas Water Development Board Revenue	5.000%	10/15/47	5,000	5,992
Texas Water Development Board Revenue	5.000%	4/15/49	6,000	7,269
Texas Water Financial Assistance GO	5.000%	8/1/39	100	100
University of Houston Texas Revenue	4.000%	2/15/24	2,245	2,518
University of Houston Texas Revenue	5.000%	2/15/29	2,295	2,780
University of Texas Permanent University Fund
Revenue	5.000%	7/1/24	825	976
University of Texas Permanent University Fund
Revenue	5.000%	7/1/27	2,085	2,451
University of Texas Permanent University Fund
Revenue	5.250%	7/1/30	365	493
University of Texas Permanent University Fund
Revenue	4.000%	7/1/41	1,280	1,401
University of Texas Permanent University Fund
Revenue	5.000%	7/1/41	300	337
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	110	114
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	155	167
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	680	734
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	4,110	4,589
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	315	363
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	140	161
University of Texas System Revenue Financing
System Revenue	5.375%	8/15/23	580	678
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	240	285
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/24	2,310	2,745
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	435	530
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	595	725
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	6,265	7,629
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	3,245	4,033
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	2,980	3,704
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/27	750	949
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	950	1,045
West Travis County TX Public Utility Agency
Revenue	5.000%	8/15/21 (Prere.)	795	856

West Travis County TX Public Utility Agency
Revenue	4.000%	8/15/41 (15)	1,000	1,093
Ysleta TX Independent School District GO	4.000%	8/15/30	1,950	2,076
Ysleta TX Independent School District GO	5.000%	8/15/45	5,000	5,806
Ysleta TX Independent School District GO	5.000%	8/15/47	1,550	1,819
				625,888
Utah (0.3%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	425	456
University of Utah Revenue	5.000%	8/1/23 (Prere.)	95	109
University of Utah Revenue	5.000%	8/1/23 (Prere.)	565	651
University of Utah Revenue	5.000%	8/1/32	40	46
University of Utah Revenue	4.000%	8/1/33	400	454
Utah GO	5.000%	7/1/20	1,400	1,450
Utah GO	5.000%	7/1/21 (Prere.)	250	269
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	160	193
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	410	493
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	170	204
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	180	214
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	3,900	4,399
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	500	335
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	295	341
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	3,540	4,123
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	4,128
				17,865
Vermont (0.0%)
University of Vermont & State Agricultural
College GO	4.000%	10/1/40	100	107
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	200	225
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	200	223
				555
Virginia (1.2%)
Arlington County VA GO	5.000%	8/1/22	140	156
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	500	568
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	3,000	3,078
Fairfax County VA GO	5.000%	10/1/23	810	939
Fairfax County VA GO	4.000%	10/1/27	2,410	2,808
Fairfax County VA Public Improvement GO	5.000%	4/1/21	380	405
Fairfax County VA Public Improvement GO	5.000%	4/1/23	110	126
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	594
Fairfax VA GO	4.000%	1/15/31	120	127
Farmville VA Industrial Development Authority
Revenue (Longwood University Student
Project)	5.000%	1/1/55	2,000	2,234
Hampton Roads VA Transportation
Accountability Commission Revenue	5.000%	7/1/48	2,685	3,228
Loudoun County VA GO	5.000%	11/1/19	100	101
Richmond VA GO	3.375%	3/1/41	1,450	1,507
Richmond VA Public Utility Revenue	5.000%	1/15/28	140	171

University of Virginia Revenue	5.000%	8/1/21	1,200	1,294
University of Virginia Revenue	5.000%	6/1/43	400	449
Virginia Beach VA GO	3.000%	7/15/33	4,780	5,028
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/25 (Prere.)	3,610	4,342
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/28	1,295	1,485
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/35	295	303
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	3.000%	2/1/36	5,000	5,120
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/36	2,000	2,231
Virginia Commonwealth Transportation Board
Revenue	4.500%	5/15/21 (Prere.)	335	355
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	100	107
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/21 (Prere.)	50	53
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	250	287
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/23	410	475
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	1,375	1,713
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	560	708
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/28	200	255
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	700	769
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/31	1,030	1,257
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	380	404
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/34	1,785	2,026
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/35	250	283
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/36	250	282
Virginia Commonwealth Transportation Board
Revenue	3.250%	5/15/43	4,000	4,091
Virginia GO	5.000%	6/1/27	180	218
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	2,250	2,671
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24 (4)	2,315	2,659
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	5,240	6,378
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/27	2,130	2,709

Virginia Public School Authority Revenue	5.000%	8/1/19	230	230
Virginia Public School Authority Revenue	5.000%	8/1/22	445	497
Virginia Public School Authority Revenue	5.000%	8/1/22	90	101
Virginia Public School Authority Revenue	5.000%	8/1/23	800	893
Virginia Public School Authority Revenue	5.000%	8/1/25	545	664
Virginia Public School Authority Revenue	5.000%	8/1/26	310	377
Virginia Public School Authority Revenue	5.000%	8/1/27	520	630
Virginia Public School Authority School
Technology & Security Notes Revenue	4.000%	8/1/19	1,350	1,350
				68,736
Washington (3.0%)
Central Puget Sound WA Region Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	1,125	1,330
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,360	1,629
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	755	900
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	215	254
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	1,400	1,633
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	1,720	2,493
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/21	1,015	1,091
Energy Northwest Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/25	700	849
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	175	181
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	100	104
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	315	339
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	1,260	1,354
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	1,050	1,169
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	260	302
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	5,855	6,051
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	350	413
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	100	121
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	4,255	4,564
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	1,405	1,645
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	570	719
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	865	894
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	1,375	1,731
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	510	627

Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/26	1,030	1,241
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	1,835	2,261
King County WA GO	4.000%	7/1/30	5,725	6,652
King County WA School District No. 411 GO	4.000%	12/1/31	2,175	2,459
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	98
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	30	31
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	37
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	30	32
King County WA Sewer Revenue	4.000%	7/1/33	415	464
King County WA Sewer Revenue	5.000%	1/1/52	405	434
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/23	4,040	4,641
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	970	1,073
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	930	999
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/33	250	307
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/39	1,000	1,170
Pierce County WA Sewer Revenue	4.000%	8/1/42	55	57
Port of Seattle WA Revenue	5.000%	2/1/30	610	729
Port of Seattle WA Revenue	5.000%	8/1/30	6,060	6,686
Port of Seattle WA Revenue	5.000%	8/1/31	5,130	5,648
Port of Seattle WA Revenue	5.000%	6/1/40	700	719
Port of Tacoma WA GO	5.000%	12/1/27	2,000	2,490
Seattle WA GO	4.000%	10/1/27	1,230	1,346
Seattle WA GO	4.000%	12/1/27	1,430	1,569
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20 (Prere.)	15	15
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	835	851
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/21 (Prere.)	270	287
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	75	76
Seattle WA Municipal Light & Power Revenue	4.000%	9/1/47	500	544
Seattle WA Water System Revenue	4.000%	7/1/47	750	818
Spokane WA GO	4.000%	12/1/31	1,475	1,700
Tacoma WA Electric System Revenue	5.000%	1/1/38	4,315	4,819
University of Washington Biomedical Research
Properties Lease Revenue	4.000%	1/1/48	230	246
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	510	510
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	465	482
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	103
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/25	365	405
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	3,370	4,001
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	236
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/31	1,750	2,011
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	585	664
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	3,385	3,592
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	210	211
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	125	135
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	230	257
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	515	575

Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/23	340	379
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/24	580	647
Washington GO	5.000%	1/1/20	290	295
Washington GO	4.000%	2/1/20 (Prere.)	250	254
Washington GO	5.000%	7/1/20	400	414
Washington GO	5.000%	7/1/20	110	114
Washington GO	5.000%	7/1/20	1,315	1,362
Washington GO	5.000%	7/1/20	500	518
Washington GO	5.000%	8/1/20 (Prere.)	1,025	1,065
Washington GO	5.000%	1/1/21	150	158
Washington GO	5.250%	2/1/21 (Prere.)	700	743
Washington GO	5.000%	7/1/21	280	301
Washington GO	5.000%	7/1/21	250	269
Washington GO	5.000%	8/1/21	765	824
Washington GO	5.000%	7/1/22	220	236
Washington GO	5.000%	7/1/22	100	111
Washington GO	5.000%	7/1/23	540	621
Washington GO	5.000%	7/1/23	1,350	1,552
Washington GO	5.000%	7/1/23	245	282
Washington GO	5.000%	7/1/23	1,505	1,674
Washington GO	5.000%	8/1/23	270	311
Washington GO	5.000%	7/1/24	550	652
Washington GO	5.000%	7/1/24	125	148
Washington GO	5.000%	7/1/24	135	150
Washington GO	5.000%	7/1/24	475	563
Washington GO	4.000%	7/1/25	1,455	1,570
Washington GO	5.000%	7/1/25	270	328
Washington GO	5.000%	7/1/25	395	439
Washington GO	5.000%	7/1/25	210	251
Washington GO	5.000%	7/1/25	105	121
Washington GO	5.000%	8/1/25	200	243
Washington GO	4.000%	7/1/26	475	487
Washington GO	4.000%	7/1/26	2,660	2,999
Washington GO	5.000%	7/1/26	150	184
Washington GO	4.000%	7/1/27	4,170	4,480
Washington GO	5.000%	7/1/28	570	692
Washington GO	5.000%	7/1/28	170	201
Washington GO	3.000%	7/1/29	275	285
Washington GO	5.000%	7/1/30	3,840	4,529
Washington GO	5.000%	8/1/30	2,010	2,447
Washington GO	5.000%	8/1/30	75	85
Washington GO	5.000%	7/1/31	200	235
Washington GO	5.000%	7/1/31	2,000	2,349
Washington GO	5.000%	8/1/31	970	1,103
Washington GO	5.000%	8/1/31	410	498
Washington GO	5.000%	7/1/32	2,780	3,252
Washington GO	5.000%	7/1/32	255	304
Washington GO	5.000%	8/1/32	2,000	2,374
Washington GO	5.000%	7/1/33	300	349
Washington GO	5.000%	7/1/33	1,640	1,949
Washington GO	5.000%	8/1/33	100	118
Washington GO	5.000%	8/1/34	165	187
Washington GO	5.000%	8/1/35	1,430	1,529
Washington GO	5.000%	8/1/35	5,000	6,100
Washington GO	5.000%	8/1/36	1,100	1,292

Washington GO	5.000%	8/1/37	480	571
Washington GO	5.000%	8/1/37	3,520	4,126
Washington GO	5.000%	2/1/38	1,000	1,136
Washington GO	5.000%	8/1/38	200	226
Washington GO	5.000%	8/1/39	3,070	3,588
Washington GO	5.000%	8/1/39	500	592
Washington GO	5.000%	8/1/40	675	787
Washington GO	5.000%	8/1/40	2,175	2,570
Washington GO	5.000%	2/1/42	1,000	1,202
Washington State Convention Center Revenue	5.000%	7/1/48	2,500	2,947
Washington State Convention Center Revenue	5.000%	7/1/48	2,500	2,939
Washington State Convention Center Revenue	5.000%	7/1/58	1,425	1,654
Washington State Convention Center Revenue	5.000%	7/1/58	970	1,122
Washington State University General Revenue	5.000%	4/1/40	165	188
				172,345
West Virginia (0.1%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/20 (Prere.)	160	165
West Virginia GO	5.000%	12/1/41	1,000	1,219
West Virginia University Revenue	5.000%	10/1/35	1,000	1,099
West Virginia University Revenue	5.000%	10/1/36	2,825	3,014
				5,497
Wisconsin (1.2%)
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/29	460	559
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/35	875	1,039
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/41	245	285
Public Finance Authority WI Lease Development
Revenue Bonds (KU Campus Development
Corporation - Central District Development
Project)	5.000%	3/1/46	620	713
West De Pere WI School District GO	3.000%	4/1/32	2,885	3,044
Wisconsin Center District Tax revenue	5.250%	12/15/27 (4)	210	253
Wisconsin GO	5.000%	5/1/20	100	103
Wisconsin GO	5.000%	11/1/20	2,325	2,439
Wisconsin GO	5.000%	11/1/20	680	713
Wisconsin GO	5.000%	11/1/20	3,000	3,147
Wisconsin GO	5.000%	5/1/21	160	171
Wisconsin GO	5.000%	11/1/21	100	109
Wisconsin GO	5.000%	5/1/22	6,660	7,365
Wisconsin GO	5.000%	11/1/22	250	272
Wisconsin GO	5.000%	5/1/23 (Prere.)	520	594
Wisconsin GO	5.000%	11/1/23	205	238
Wisconsin GO	5.000%	11/1/23	3,075	3,455
Wisconsin GO	5.000%	5/1/24	2,685	3,067
Wisconsin GO	5.000%	11/1/24	1,185	1,416
Wisconsin GO	5.000%	5/1/25	5,175	6,173
Wisconsin GO	5.000%	5/1/25	90	99

Wisconsin GO	5.000%	11/1/25	1,410	1,726
Wisconsin GO	5.000%	5/1/26	75	89
Wisconsin GO	5.000%	11/1/26	5,000	6,251
Wisconsin GO	5.000%	11/1/26	105	131
Wisconsin GO	5.000%	5/1/27	1,330	1,581
Wisconsin GO	5.000%	5/1/28	4,250	5,046
Wisconsin GO	5.000%	11/1/28	2,000	2,452
Wisconsin GO	5.000%	5/1/29	1,000	1,135
Wisconsin GO	5.000%	11/1/29	200	244
Wisconsin GO	5.000%	11/1/32	3,000	3,698
Wisconsin GO	5.000%	5/1/33	1,750	2,026
Wisconsin GO	4.000%	11/1/34	1,000	1,134
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	4.000%	12/1/46	300	323
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/37	670	750
Wisconsin Transportation Revenue	5.000%	7/1/22 (Prere.)	780	868
Wisconsin Transportation Revenue	5.000%	7/1/22	140	156
Wisconsin Transportation Revenue	5.000%	7/1/28	2,795	3,519
Wisconsin Transportation Revenue	5.000%	7/1/29	500	583
Wisconsin Transportation Revenue	5.000%	7/1/30	1,900	2,207
				69,173
Total Tax-Exempt Municipal Bonds (Cost $5,475,106)				5,679,984
			Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
3 Vanguard Municipal Cash Management Fund
(Cost $66,408)	1.449%		664,030	66,409
Total Investments (99.8%) (Cost $5,541,514)				5,746,393
Other Assets and Liabilities-Net (0.2%)				13,992
Net Assets (100%)				5,760,385

1 Step bond.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2019.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.

Tax-Exempt Bond Index Fund

RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Municipal Cash Management Fund are valued at that fund's net asset

Tax-Exempt Bond Index Fund

value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,679,984	—
Temporary Cash Investments	66,409	—	—
Total	66,409	5,679,984	—